UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2019

Date of reporting period:	December 31, 2018

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Conservative Fund
The fund's portfolio
12/31/18 (Unaudited)

COMMON STOCKS (40.5%)(a)
	Shares	Value
Basic materials (1.5%)
Amcor, Ltd. (Australia)	6,520	$60,847
Anglo American PLC (United Kingdom)	29,037	646,870
ArcelorMittal SA (France)	18,633	387,266
Arkema SA (France)	4,177	358,743
Asahi Kasae Corp. (Japan)	3,100	31,630
Ashland Global Holdings, Inc.	316	22,423
Axalta Coating Systems, Ltd.(NON)	1,067	24,989
BASF SE (Germany)	10,809	748,018
Bemis Co., Inc.	284	13,036
BlueScope Steel, Ltd. (Australia)	53,334	411,663
Boliden AB (Sweden)	5,636	122,081
Celanese Corp.	7,800	701,766
CIMIC Group, Ltd. (Australia)	7,278	222,510
Covestro AG (Germany)	7,952	393,413
Eiffage SA (France)	524	43,803
Evonik Industries AG (Germany)	5,617	140,298
Freeport-McMoRan, Inc. (Indonesia)	158,800	1,637,228
Glencore PLC (United Kingdom)	31,798	118,083
HOCHTIEF AG (Germany)	1,920	258,922
Huntsman Corp.	38,000	733,020
JFE Holdings, Inc. (Japan)	3,600	57,279
Kajima Corp. (Japan)	15,200	203,753
LyondellBasell Industries NV Class A	28,800	2,395,008
Mitsubishi Chemical Holdings Corp. (Japan)	23,800	179,051
Mitsubishi Gas Chemical Co., Inc. (Japan)	9,300	138,937
Newcrest Mining, Ltd. (Australia)	3,785	58,313
Nippon Steel & Sumitomo Metal Corp. (Japan)	3,600	61,559
Packaging Corp. of America	10,200	851,292
Rio Tinto PLC (United Kingdom)	23,817	1,132,321
Sherwin-Williams Co. (The)	91	35,805
Shimizu Corp. (Japan)	17,900	147,107
Sika AG (Switzerland)	641	81,258
South32, Ltd. (Australia)	126,972	299,565
Steel Dynamics, Inc.	15,800	474,632
Sumitomo Chemical Co., Ltd. (Japan)	66,500	325,209
Taisei Corp. (Japan)	16,600	705,752
UPM-Kymmene OYJ (Finland)	21,662	549,746
Westlake Chemical Corp.	6,100	403,637
Weyerhaeuser Co.(R)	23,900	522,454

		15,699,287
Capital goods (2.8%)
ACS Actividades de Construccion y Servicios SA (Spain)	16,534	640,870
Allison Transmission Holdings, Inc.	21,200	930,892
Atlas Copco AB Class B (Sweden)	3,081	67,203
BAE Systems PLC (United Kingdom)	11,275	65,992
Berry Plastics Group, Inc.(NON)	15,700	746,221
Boeing Co. (The)	24,100	7,772,250
Cummins, Inc.	14,000	1,870,960
Curtiss-Wright Corp.	1,600	163,392
Faurecia SA (France)	12,511	474,041
Garrett Motion, Inc. (Switzerland)(NON)	60	740
General Dynamics Corp.	304	47,792
HD Supply Holdings, Inc.(NON)	15,434	579,084
Hitachi, Ltd. (Japan)	32,000	850,618
Honeywell International, Inc.	19,644	2,595,365
Ingersoll-Rand PLC	18,800	1,715,124
Lockheed Martin Corp.	11,700	3,063,528
Northrop Grumman Corp.	188	46,041
Pentair PLC	14,200	536,476
Raytheon Co.	10,274	1,575,518
Republic Services, Inc.	9,700	699,273
Resideo Technologies, Inc.(NON)	27,050	555,878
Safran SA (France)	315	38,040
Sandvik AB (Sweden)	56,342	803,210
Schindler Holding AG (Switzerland)	332	64,380
Societe BIC SA (France)	602	61,490
Teledyne Technologies, Inc.(NON)	1,160	240,201
Tervita Corp. (Canada)(NON)	59	271
Waste Management, Inc.	20,623	1,835,241

		28,040,091
Communication services (1.4%)
ARRIS International PLC(NON)	172	5,258
AT&T, Inc.	1,107	31,594
BCE, Inc. (Canada)	1,295	51,157
BT Group PLC (United Kingdom)	221,331	671,700
Deutsche Telekom AG (Germany)	42,306	718,356
Eutelsat Communications SA (France)	5,479	108,005
Hikari Tsushin, Inc. (Japan)	400	62,923
HKT Trust & HKT, Ltd. (Units) (Hong Kong)	120,000	172,775
Juniper Networks, Inc.	27,348	735,935
KDDI Corp. (Japan)	23,300	555,241
Nippon Telegraph & Telephone Corp. (Japan)	8,200	333,872
NTT DoCoMo, Inc. (Japan)	20,800	467,063
Swisscom AG (Switzerland)	470	224,600
T-Mobile US, Inc.(NON)	47	2,990
Telenor ASA (Norway)	36,138	700,065
Telephone & Data Systems, Inc.	11,611	377,822
Telstra Corp., Ltd. (Australia)	170,605	342,456
Verizon Communications, Inc.	147,102	8,270,016

		13,831,828
Conglomerates (0.3%)
AMETEK, Inc.	11,200	758,240
Marubeni Corp. (Japan)	100,900	702,147
Mitsubishi Corp. (Japan)	18,600	507,648
Mitsui & Co., Ltd. (Japan)	48,600	753,211
Orkla ASA (Norway)	5,864	46,144

		2,767,390
Consumer cyclicals (4.8%)
ABC-Mart, Inc. (Japan)	3,000	166,154
Amazon.com, Inc.(NON)	3,947	5,928,276
Aristocrat Leisure, Ltd. (Australia)	10,931	166,944
Automatic Data Processing, Inc.	21,303	2,793,249
AutoZone, Inc.(NON)	71	59,522
Bayerische Motoren Werke AG (Germany)	952	67,736
Berkeley Group Holdings PLC (The) (United Kingdom)	3,151	139,726
Booking Holdings, Inc.(NON)	1,500	2,583,630
Booz Allen Hamilton Holding Corp.	14,016	631,701
Caesars Entertainment Corp.(NON)(S)	2,538	17,233
Capri Holdings, Ltd.(NON)	24,487	928,547
CK Hutchison Holdings, Ltd. (Hong Kong)	29,500	281,911
Compass Group PLC (United Kingdom)	1,236	25,994
CoStar Group, Inc.(NON)	2,200	742,148
Crown, Ltd. (Australia)	35,998	300,697
Ecolab, Inc.	154	22,692
Extended Stay America, Inc. (Units)	22,900	354,950
Fast Retailing Co., Ltd. (Japan)	500	255,768
Fiat Chrysler Automobiles NV (Italy)(NON)	23,217	337,352
Ford Motor Co.	2,232	17,075
Fuji Heavy Industries, Ltd. (Japan)	400	8,539
Galaxy Entertainment Group, Ltd. (Hong Kong)	37,000	232,238
Genting Bhd (Singapore)	419,800	300,517
Hermes International (France)	1,526	847,631
Hilton Worldwide Holdings, Inc.	18,600	1,335,480
Home Depot, Inc. (The)	46,801	8,041,348
Industria de Diseno Textil SA (Inditex) (Spain)	7,505	192,184
Jardine Matheson Holdings, Ltd. (Hong Kong)	600	41,777
John Wiley & Sons, Inc. Class A	82	3,852
KAR Auction Services, Inc.	11,700	558,324
Kering SA (France)	437	206,085
Kimberly-Clark Corp.	465	52,982
Las Vegas Sands Corp.	13,100	681,855
Liberty Media Corp.-Liberty SiriusXM Class C(NON)	445	16,456
Liberty SiriusXM Group Class A(NON)	7,300	268,640
Lowe's Cos., Inc.	49,975	4,615,691
Marks & Spencer Group PLC (United Kingdom)	1,496	4,714
Marriott International, Inc./MD Class A	40	4,342
Mitsubishi Motors Corp. (Japan)	15,400	85,024
Moncler SpA (Italy)	3,436	113,892
Namco Bandai Holdings, Inc. (Japan)	5,700	254,317
News Corp. Class A	1,486	16,866
Next PLC (United Kingdom)	3,750	190,760
Nintendo Co., Ltd. (Japan)	1,800	475,579
Omnicom Group, Inc.	23,300	1,706,492
Pearson PLC (United Kingdom)	35,847	428,760
Peugeot SA (France)	39,399	841,661
ProSiebenSat.1 Media SE (Germany)	14,557	259,353
Publicis Groupe SA (France)	640	36,723
PVH Corp.	257	23,888
Randstad Holding NV (Netherlands)	4,267	195,997
Ross Stores, Inc.	31,498	2,620,634
RTL Group SA (Belgium)	1,710	91,496
Secom Co., Ltd. (Japan)	300	24,769
ServiceMaster Global Holdings, Inc.(NON)	7,929	291,311
Sony Corp. (Japan)	20,400	982,401
Suzuki Motor Corp. (Japan)	2,500	126,501
Swatch Group AG (The) (Switzerland)	1,115	64,434
Tapestry, Inc.	4,600	155,250
Taylor Wimpey PLC (United Kingdom)	222,786	386,900
TJX Cos., Inc. (The)	2,350	105,139
Total System Services, Inc.	10,600	861,674
Toyota Motor Corp. (Japan)	11,200	650,505
TUI AG (Germany)	36,385	521,965
Twenty-First Century Fox, Inc.	37,329	1,783,580
Volkswagen AG (Preference) (Germany)	1,438	228,883
Volkswagen AG (Germany)	438	69,806
Volvo AB (Sweden)	67,795	886,932
Walt Disney Co. (The)	702	76,974
Wolters Kluwer NV (Netherlands)	9,550	565,259
Wyndham Destinations, Inc.	10,900	390,656

		48,748,341
Consumer staples (4.0%)
Altria Group, Inc.	454	22,423
Ashtead Group PLC (United Kingdom)	27,805	580,157
Associated British Foods PLC (United Kingdom)	15,554	405,027
Bright Horizons Family Solutions, Inc.(NON)	135	15,046
Carlsberg A/S Class B (Denmark)	4,008	425,986
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	9	55,855
Coca-Cola Amatil, Ltd. (Australia)	18,478	106,585
Coca-Cola Co. (The)	124,544	5,897,158
Coca-Cola European Partners PLC (United Kingdom)	17,096	783,852
Coles Group, Ltd. (Australia)(NON)	4,860	40,188
Colruyt SA (Belgium)	3,425	244,242
Darden Restaurants, Inc.	13,500	1,348,110
Essity AB Class B (Sweden)	459	11,269
Henkel AG & Co. KGaA (Germany)	672	66,023
Hershey Co. (The)	12,584	1,348,753
Imperial Brands PLC (United Kingdom)	33,287	1,008,504
J Sainsbury PLC (United Kingdom)	75,162	253,874
Japan Tobacco, Inc. (Japan)	1,600	37,960
Koninklijke Ahold Delhaize NV (Netherlands)	38,376	970,622
L'Oreal SA (France)	3,591	827,815
Marine Harvest ASA (Norway)	8,427	178,062
Molson Coors Brewing Co. Class B	18,500	1,038,960
Mondelez International, Inc. Class A	70,267	2,812,788
Monster Beverage Corp.(NON)	400	19,688
Nestle SA (Switzerland)	9,387	762,115
PepsiCo, Inc.	47,273	5,222,721
Pigeon Corp. (Japan)	1,100	47,498
Pola Orbis Holdings, Inc. (Japan)	5,200	139,305
Procter & Gamble Co. (The)	24,536	2,255,349
Reckitt Benckiser Group PLC (United Kingdom)	7,318	560,864
Starbucks Corp.	99,000	6,375,600
Swedish Match AB (Sweden)	8,150	321,018
Sysco Corp.	34,839	2,183,012
Unilever PLC (United Kingdom)	2,650	138,772
US Foods Holding Corp.(NON)	1,017	32,178
Walgreens Boots Alliance, Inc.	53,100	3,628,323
Wesfarmers, Ltd. (Australia)	6,857	155,719
WH Group, Ltd. (Hong Kong)	100,500	76,634
WM Morrison Supermarkets PLC (United Kingdom)	16,254	44,180

		40,442,235
Energy (2.1%)
BP PLC (United Kingdom)	73,912	467,226
Chevron Corp.	64,008	6,963,430
ConocoPhillips	64,000	3,990,400
Equinor ASA (Norway)	39,135	831,673
Exxon Mobil Corp.	8,724	594,890
Halcon Resources Corp.(NON)	2,658	4,519
JX Holdings, Inc. (Japan)	10,000	52,414
Marathon Petroleum Corp.	866	51,103
MWO Holdings, LLC (Units)(F)	42	1,421
Nine Point Energy(F)	540	7,798
Occidental Petroleum Corp.	1,509	92,622
OMV AG (Austria)	6,740	295,380
PBF Energy, Inc. Class A	20,100	656,667
Phillips 66	26,188	2,256,096
Repsol SA (Rights) (Spain)(NON)	695	319
Royal Dutch Shell PLC Class B (United Kingdom)	28,344	845,378
TOTAL SA (France)	27,358	1,447,531
Valero Energy Corp.	31,082	2,330,218

		20,889,085
Financials (7.2%)
3i Group PLC (United Kingdom)	43,562	429,424
ABN AMRO Group NV GDR (Netherlands)	32,234	758,585
Aegon NV (Netherlands)	10,813	50,535
Aflac, Inc.	31,873	1,452,134
AGNC Investment Corp.(R)	59,340	1,040,824
AIB Group PLC (Ireland)	9,425	39,739
Allianz SE (Germany)	6,354	1,275,036
Allstate Corp. (The)(S)	11,882	981,810
American Express Co.	773	73,682
American Financial Group, Inc.	3,400	307,802
American Homes 4 Rent(R)	20,013	397,258
Ameriprise Financial, Inc.	12,400	1,294,188
Annaly Capital Management, Inc.(R)	75,301	739,456
Apartment Investment & Management Co. Class A(R)	9,100	399,308
Apple Hospitality REIT, Inc.(R)	16,079	229,287
Athene Holding, Ltd. Class A(NON)	12,131	483,178
AvalonBay Communities, Inc.(R)	4,900	852,845
Aviva PLC (United Kingdom)	146,453	700,942
AXA SA (France)	3,241	70,027
Bank Leumi Le-Israel BM (Israel)	34,373	207,753
Bank of Montreal (Canada)	1,034	67,552
Berkshire Hathaway, Inc. Class B(NON)	2,016	411,627
Brixmor Property Group, Inc.(R)	34,000	499,460
Broadridge Financial Solutions, Inc.	11,015	1,060,194
Brookfield Property REIT, Inc. Class A(R)	9,700	156,170
Camden Property Trust(R)	240	21,132
Canadian Imperial Bank of Commerce (Canada)	853	63,531
Capital One Financial Corp.	23,200	1,753,688
CBRE Group, Inc. Class A(NON)	16,300	652,652
Cheung Kong Property Holdings, Ltd. (Hong Kong)	113,000	821,709
Chimera Investment Corp.(R)	891	15,878
Citigroup, Inc.	118,700	6,179,522
Citizens Financial Group, Inc.	47,600	1,415,148
CNP Assurances (France)	2,790	59,202
Comerica, Inc.	18,503	1,270,971
CoreLogic, Inc.(NON)	290	9,692
Daiwa Securities Group, Inc. (Japan)	18,300	93,310
Deutsche Boerse AG (Germany)	1,809	217,526
Deutsche Wohnen AG (Germany)	1,164	53,346
Direct Line Insurance Group PLC (United Kingdom)	15,589	63,325
Discover Financial Services	21,400	1,262,172
DNB ASA (Norway)	5,643	90,161
Douglas Emmett, Inc.(R)	6,900	235,497
Duke Realty Corp.(R)	21,211	549,365
E*Trade Financial Corp.	38,600	1,693,768
East West Bancorp, Inc.	7,500	326,475
Empire State Realty Trust, Inc. Class A(R)	235	3,344
Equity Commonwealth(R)	237	7,112
Equity Lifestyle Properties, Inc.(R)	3,320	322,472
Equity Residential Trust(R)	781	51,554
Gaming and Leisure Properties, Inc.(R)	11,081	358,027
Goldman Sachs Group, Inc. (The)	7,400	1,236,170
Hang Seng Bank, Ltd. (Hong Kong)	31,700	708,035
Hartford Financial Services Group, Inc. (The)	27,700	1,231,265
Healthcare Trust of America, Inc. Class A(R)	16,500	417,615
Henderson Land Development Co., Ltd. (Hong Kong)	59,000	292,486
Highwoods Properties, Inc.(R)	7,435	287,660
Hongkong Land Holdings, Ltd. (Hong Kong)	9,500	59,887
HSBC Holdings PLC (United Kingdom)	14,092	116,194
Hudson Pacific Properties, Inc.(R)	8,100	235,386
Intercontinental Exchange, Inc.	116	8,738
Jones Lang LaSalle, Inc.	3,000	379,800
JPMorgan Chase & Co.	96,635	9,433,509
KBC Groep NV (Belgium)	2,578	167,418
Kerry Properties, Ltd. (Hong Kong)	18,000	61,155
Legal & General Group PLC (United Kingdom)	286,863	844,618
Liberty Property Trust(R)	8,279	346,725
Lincoln National Corp.	17,700	908,187
Lloyds Banking Group PLC (United Kingdom)	934,976	617,907
Loews Corp.	939	42,743
London Stock Exchange Group PLC (United Kingdom)	3,764	194,878
Macquarie Group, Ltd. (Australia)	11,399	872,252
Medical Properties Trust, Inc.(R)	25,400	408,432
MetLife, Inc.	70,900	2,911,154
MFA Financial, Inc.(R)	1,142	7,629
Mirvac Group (Australia)(R)	109,187	172,263
Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)	25,100	120,270
Mizuho Financial Group, Inc. (Japan)	650,725	1,014,200
Morgan Stanley	69,700	2,763,605
National Australia Bank, Ltd. (Australia)	1,723	29,237
National Bank of Canada (Canada)	1,450	59,532
New Residential Investment Corp.(R)	45,808	650,932
NN Group NV (Netherlands)	447	17,823
ORIX Corp. (Japan)	57,800	839,813
Paramount Group, Inc.(R)	14,900	187,144
Partners Group Holding AG (Switzerland)	1,310	794,343
Persimmon PLC (United Kingdom)	28,597	703,480
Popular, Inc. (Puerto Rico)	6,500	306,930
Principal Financial Group, Inc.	11,600	512,372
Prudential Financial, Inc.	21,800	1,777,790
Reinsurance Group of America, Inc.	3,015	422,793
Resona Holdings, Inc. (Japan)	161,200	771,104
Royal Bank of Canada (Canada)	58	3,970
Sampo Oyj Class A (Finland)	725	31,906
Scentre Group (Australia)(R)	138,944	381,640
Schroders PLC (United Kingdom)	7,493	233,321
Senior Housing Properties Trust(R)	13,000	152,360
Singapore Exchange, Ltd. (Singapore)	9,300	48,596
SL Green Realty Corp.(R)	8,300	656,364
Spirit MTA REIT(R)	168	1,198
Spirit Realty Capital, Inc.(R)	13,060	460,365
Starwood Property Trust, Inc.(R)	941	18,547
Stockland (Units) (Australia)(R)	115,484	286,501
STORE Capital Corp.(R)	17,800	503,918
Sumitomo Mitsui Financial Group, Inc. (Japan)	27,993	923,120
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	7,100	258,432
Sun Hung Kai Properties, Ltd. (Hong Kong)	23,000	326,117
SunTrust Banks, Inc.	670	33,795
Swedbank AB Class A (Sweden)	35,813	799,059
Swire Properties, Ltd. (Hong Kong)	18,600	64,996
Synchrony Financial	53,300	1,250,418
Synovus Financial Corp.	15,600	499,044
TCF Financial Corp.	11,200	218,288
Toronto-Dominion Bank (Canada)	1,653	82,166
Two Harbors Investment Corp.(R)	872	11,196
U.S. Bancorp	818	37,383
UDR, Inc.(R)	567	22,465
Unum Group	20,700	608,166
VICI Properties, Inc.(R)	37,361	701,640
Weingarten Realty Investors(R)	7,500	186,075
Wintrust Financial Corp.	3,200	212,768

		73,516,683
Health care (5.6%)
AbbVie, Inc.	20,265	1,868,230
Advanz Pharma Corp. (Canada)(NON)	214	4,019
Alfresa Holdings Corp. (Japan)	11,900	307,868
Allergan PLC	5,760	769,882
Amgen, Inc.	24,139	4,699,139
Anthem, Inc.	88	23,111
Astellas Pharma, Inc. (Japan)	63,800	811,927
Baxter International, Inc.	26,100	1,717,902
Bayer AG (Germany)	2,520	174,854
Biogen, Inc.(NON)	4,064	1,222,939
Bristol-Myers Squibb Co.	20,173	1,048,593
Celgene Corp.(NON)	9,716	622,698
Centene Corp.(NON)	13,018	1,500,975
Charles River Laboratories International, Inc.(NON)	2,549	288,496
Cigna Corp.	13,981	2,655,272
Eli Lilly & Co.	32,880	3,804,874
Encompass Health Corp.	5,690	351,073
Gilead Sciences, Inc.	24,366	1,524,093
GlaxoSmithKline PLC (United Kingdom)	70,918	1,347,927
HCA Healthcare, Inc.	18,100	2,252,545
Hill-Rom Holdings, Inc.	4,500	398,475
Humana, Inc.	3,451	988,642
Ipsen SA (France)	456	58,960
Johnson & Johnson	34,731	4,482,036
Koninklijke Philips NV (Netherlands)	5,372	190,373
Laboratory Corp. of America Holdings(NON)	96	12,131
Masimo Corp.(NON)	4,700	504,639
McKesson Corp.	15,375	1,698,476
Medipal Holdings Corp. (Japan)	10,100	218,480
Medtronic PLC	47,800	4,347,888
Merck & Co., Inc.	51,368	3,925,029
Novartis AG (Switzerland)	12,713	1,086,988
Novo Nordisk A/S Class B (Denmark)	8,939	408,644
Ono Pharmaceutical Co., Ltd. (Japan)	500	10,119
Pfizer, Inc.	59,078	2,578,755
QIAGEN NV (Netherlands)(NON)	1,746	59,374
QIAGEN NV (Netherlands)(NON)	438	15,089
Quest Diagnostics, Inc.	484	40,303
ResMed, Inc.	6,700	762,929
Roche Holding AG (Switzerland)	7,438	1,841,906
Sanofi (France)	8,027	695,840
Sartorius Stedim Biotech (France)	2,038	203,966
Service Corp. International	298	11,997
Shionogi & Co., Ltd. (Japan)	13,800	782,511
Shire PLC (United Kingdom)	1,704	99,257
Siemens Healthineers AG (Germany)(NON)	4,178	174,939
Smith & Nephew PLC (United Kingdom)	3,164	59,041
Straumann Holding AG (Switzerland)	326	204,973
Teva Pharmaceutical Industries, Ltd. ADR (Israel)(NON)	2,131	32,860
Thermo Fisher Scientific, Inc.	41	9,175
UCB SA (Belgium)	5,737	468,667
UnitedHealth Group, Inc.	7,013	1,747,079
Vertex Pharmaceuticals, Inc.(NON)	5,266	872,629
Waters Corp.(NON)(S)	1,454	274,297
Zoetis, Inc.	7,957	680,642

		56,943,526
Technology (8.5%)
Adobe, Inc.(NON)	20,700	4,683,168
Agilent Technologies, Inc.	28,700	1,936,102
Alphabet, Inc. Class A(NON)	13,016	13,601,199
Amadeus IT Holding SA Class A (Spain)	10,551	735,483
Amdocs, Ltd.	416	24,369
Apple, Inc.	52,922	8,347,916
Aspen Technology, Inc.(NON)	6,200	509,516
Avaya Holdings Corp.(NON)	4,686	68,225
Black Knight, Inc.(NON)	8,019	361,336
Brother Industries, Ltd. (Japan)	5,200	76,327
Cadence Design Systems, Inc.(NON)	19,706	856,817
Capgemini SE (France)	3,930	390,843
CDW Corp. of Delaware	8,300	672,715
Cisco Systems, Inc.	183,411	7,947,199
Citrix Systems, Inc.	13,814	1,415,382
Cognizant Technology Solutions Corp. Class A	28,664	1,819,591
Dell Technologies, Inc. Class C(NON)	9,135	446,425
Dun & Bradstreet Corp. (The)	5,287	754,666
Electronic Arts, Inc.(NON)	10,600	836,446
F5 Networks, Inc.(NON)	8,326	1,349,062
Facebook, Inc. Class A(NON)	26,561	3,481,881
Fidelity National Information Services, Inc.	675	69,221
Fiserv, Inc.(NON)	642	47,181
Fortinet, Inc.(NON)	24,700	1,739,621
FUJIFILM Holdings Corp. (Japan)	1,200	46,306
Fujitsu, Ltd. (Japan)	3,300	206,880
Garmin, Ltd.	47	2,976
Genpact, Ltd.	341	9,204
Harris Corp.	343	46,185
Hoya Corp. (Japan)	14,500	886,273
IBM Corp.	53,000	6,024,510
Intel Corp.	63,000	2,956,590
Intuit, Inc.	15,731	3,096,647
KLA-Tencor Corp.	17,000	1,521,330
Maxim Integrated Products, Inc.	678	34,476
Microsoft Corp.	56,296	5,717,984
NEC Corp. (Japan)	1,900	56,882
NetApp, Inc.	29,800	1,778,166
NTT Data Corp. (Japan)	49,300	538,626
NXP Semiconductors NV	38,706	2,836,376
Oracle Corp.	106,800	4,822,020
Oracle Corp. (Japan)	500	31,635
Rockwell Automation, Inc.	8,100	1,218,888
SoftBank Group Corp. (Japan)	4,800	316,391
Synopsys, Inc.(NON)	9,765	822,604
Texas Instruments, Inc.	15,847	1,497,542
Thales SA (France)	391	45,695
Tokyo Electron, Ltd. (Japan)	200	22,946
Yahoo Japan Corp. (Japan)	21,800	54,766
Zebra Technologies Corp. Class A(NON)	4,000	636,920

		87,399,509
Transportation (0.9%)
Aena SME SA (Spain)	3,996	621,520
AP Moller - Maersk A/S Class A (Denmark)	51	60,262
Central Japan Railway Co. (Japan)	4,500	956,196
Delta Air Lines, Inc.	54,159	2,702,534
Deutsche Lufthansa AG (Germany)	4,522	102,067
Deutsche Post AG (Germany)	6,351	173,985
Groupe Eurotunnel SA (France)	831	11,168
International Consolidated Airlines Group SA (Spain)	102,293	811,039
Japan Airlines Co., Ltd. (Japan)	16,700	591,498
Kyushu Railway Co. (Japan)	100	3,369
Norfolk Southern Corp.	524	78,359
SG Holdings Co., Ltd. (Japan)	7,300	191,454
United Continental Holdings, Inc.(NON)	27,200	2,277,456
Yangzijiang Shipbuilding Holdings, Ltd. (China)	274,300	249,381

		8,830,288
Utilities and power (1.4%)
AES Corp.	55,800	806,868
AGL Energy, Ltd. (Australia)	2,668	38,605
Ameren Corp.	14,400	939,312
American Electric Power Co., Inc.	1,352	101,048
Canadian Utilities, Ltd. Class A (Canada)	851	19,523
CenterPoint Energy, Inc.	39,100	1,103,793
Centrica PLC (United Kingdom)	31,613	54,357
CLP Holdings, Ltd. (Hong Kong)	31,500	355,092
Enagas SA (Spain)	2,218	59,999
Endesa SA (Spain)	27,297	629,576
Enel SpA (Italy)	105,236	608,176
Eni SpA (Italy)	60,134	947,217
Evergy, Inc.	10,700	607,439
Exelon Corp.	55,189	2,489,024
Kansai Electric Power Co., Inc. (The) (Japan)	2,500	37,540
Kinder Morgan, Inc.	3,289	50,585
National Grid PLC (United Kingdom)	6,798	66,216
NRG Energy, Inc.	34,500	1,366,200
OGE Energy Corp.	15,200	595,688
Pinnacle West Capital Corp.	10,138	863,758
Public Service Enterprise Group, Inc.	31,500	1,639,575
Red Electrica Corporacion SA (Spain)	750	16,752
RWE AG (Germany)	5,280	114,730
Snam SpA (Italy)	13,482	58,992
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	2,297	1,608
UGI Corp.	16,050	856,268

		14,427,941

Total common stocks (cost $399,363,960)		$411,536,204

CORPORATE BONDS AND NOTES (24.6%)(a)
		Principal amount	Value
Basic materials (1.2%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		$100,000	$102,000
Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21		45,000	44,100
ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)		15,000	15,656
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		105,000	110,628
Beacon Escrow Corp. 144A sr. unsec. notes 4.875%, 11/1/25		110,000	96,663
Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23		85,000	84,150
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25		150,000	148,875
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		130,000	121,225
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		200,000	187,500
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24		60,000	55,650
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24		115,000	108,100
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		245,000	219,888
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)		220,000	224,366
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)		200,000	198,748
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		110,000	85,250
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		830,000	811,172
Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27		50,000	45,000
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25		80,000	80,600
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23		55,000	55,550
Cleveland-Cliffs, Inc. company guaranty sr. unsec. notes 5.75%, 3/1/25		35,000	31,500
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		180,000	162,000
Cornerstone Chemical Co. 144A company guaranty sr. notes 6.75%, 8/15/24		25,000	21,938
CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21		30,000	29,100
Diamond (BC) BV 144A sr. unsec. notes 5.625%, 8/15/25	EUR	100,000	97,318
Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24		$765,000	738,171
Dow Chemical Co. (The) 144A sr. unsec. notes 4.80%, 11/30/28		55,000	55,961
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)		315,000	258,300
Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25		85,000	75,650
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)		90,000	92,813
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		50,000	38,063
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		260,000	253,500
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24		500,000	495,620
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25		511,000	481,061
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)		95,000	92,863
Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4.875%, 11/15/20		79,000	79,198
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26		135,000	122,175
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		470,000	476,930
International Paper Co. sr. unsec. unsub. notes 3.00%, 2/15/27		405,000	368,661
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		40,000	40,300
Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25		60,000	55,200
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		85,000	82,025
MEG Energy Corp. 144A sr. unsec. notes 7.875%, 7/15/26		80,000	72,000
Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)		14,000	14,420
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		70,000	68,425
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		55,000	49,225
Mercer International, Inc. 144A sr. unsec. notes 7.375%, 1/15/25 (Canada)		20,000	19,950
Methanex Corp. sr. unsec. unsub. notes 3.25%, 12/15/19 (Canada)		33,000	32,756
New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)		25,000	20,938
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		190,000	168,150
Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24		75,000	70,500
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		120,000	120,282
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		520,000	473,395
Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23		225,000	230,170
Pisces Midco, Inc. 144A sr. notes 8.00%, 4/15/26		100,000	91,000
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25		125,000	115,781
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		455,000	424,136
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22		210,000	203,282
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		90,000	104,625
Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26		35,000	33,163
Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25		30,000	27,563
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24		60,000	59,400
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23		4,000	3,945
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)		40,000	38,100
Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)		15,000	16,238
TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25		130,000	121,550
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26		120,000	109,800
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		45,000	36,450
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		125,000	115,000
Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23		80,000	79,200
USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27		125,000	125,938
USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25		70,000	70,525
Westlake Chemical Corp. company guaranty sr. unsec. unsub. bonds 4.375%, 11/15/47		767,000	642,752
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		515,000	653,839
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		175,000	223,468
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		260,000	317,938
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		90,000	89,550
Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23		80,000	84,200

			12,071,122
Capital goods (1.1%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		150,000	133,500
American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19		36,000	36,630
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)		200,000	198,500
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)		40,000	40,950
Berry Global, Inc. company guaranty notes 5.50%, 5/15/22		24,000	23,880
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23		85,000	84,069
Berry Global, Inc. 144A notes 4.50%, 2/15/26		30,000	27,450
Boeing Capital Corp. sr. unsec. unsub. notes 4.70%, 10/27/19		190,000	193,027
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		40,000	41,100
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)		205,000	193,213
Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20		140,000	142,275
Covanta Holding Corp. sr. unsec. notes 6.00%, 1/1/27		45,000	40,275
Crown Americas, LLC/Crown Americas Capital Corp. VI 144A company guaranty sr. unsec. notes 4.75%, 2/1/26		60,000	56,550
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		65,000	69,225
Deere & Co. sr. unsec. unsub. notes 2.60%, 6/8/22		570,000	557,867
Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22		74,000	71,873
General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.60%, 11/15/42		260,000	246,793
General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22		160,000	154,164
GFL Environmental, Inc. 144A sr. unsec. notes 5.375%, 3/1/23 (Canada)		60,000	52,800
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		160,000	162,600
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47		255,000	242,070
Hulk Finance Corp. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)		175,000	152,250
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		405,000	376,419
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47		575,000	531,989
L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26		502,000	485,965
L3 Technologies, Inc. company guaranty sr. unsec. notes 4.40%, 6/15/28		376,000	375,917
MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23		95,000	92,150
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28		860,000	802,381
Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25		165,000	164,588
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		480,000	472,200
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		60,000	57,000
Raytheon Co. sr. unsec. notes 4.875%, 10/15/40		195,000	217,804
Raytheon Co. sr. unsec. unsub. notes 2.50%, 12/15/22		815,000	794,224
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		170,000	154,275
Republic Services, Inc. sr. unsec. notes 3.95%, 5/15/28		680,000	680,434
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes 6.125%, 11/1/26		65,000	64,025
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		170,000	167,450
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25		85,000	80,113
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)		130,000	111,150
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25		40,000	38,200
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		155,000	144,150
TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24		58,000	56,405
Trident Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 11/1/25		70,000	62,300
United Technologies Corp. sr. unsec. unsub. notes 1.90%, 5/4/20		1,620,000	1,589,767
Vertiv Group Corp. 144A sr. unsec. notes 9.25%, 10/15/24		95,000	87,400
Vertiv Intermediate Holding Corp. 144A sr. unsec. notes 12.00%, 2/15/22(PIK)		40,000	36,800
Wabash National Corp. 144A company guaranty sr. unsec. notes 5.50%, 10/1/25		150,000	128,438
Waste Management, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 6/30/20		180,000	184,197

			10,876,802
Communication services (1.9%)
American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)		1,115,000	1,009,339
American Tower Corp. sr. unsec. unsub. bonds 3.55%, 7/15/27(R)		735,000	689,511
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		2,060,000	1,980,846
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		567,000	503,436
AT&T, Inc. sr. unsec. unsub. notes 3.40%, 5/15/25		568,000	534,859
Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20		30,000	30,375
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		50,000	48,063
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24		130,000	129,350
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26		365,000	357,700
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23		65,000	63,213
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		980,000	1,007,380
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		337,000	335,099
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47		158,000	143,175
Comcast Corp. company guaranty sr. unsec. unsub. bonds 4.049%, 11/1/52		290,000	260,271
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		120,000	107,527
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47		780,000	697,205
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27		495,000	442,476
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35		82,000	97,085
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26		250,000	239,204
CommScope Technologies, LLC 144A sr. unsec. notes 6.00%, 6/15/25		80,000	72,800
CommScope Technologies, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 3/15/27		210,000	170,100
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27		340,000	313,465
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)		395,000	373,785
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)		557,000	516,362
Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)		54,000	55,569
Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)		455,000	430,473
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		202,000	185,083
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21		90,000	92,700
CSC Holdings, LLC 144A sr. unsec. notes 5.125%, 12/15/21		200,000	196,000
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)		163,000	212,597
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		300,000	241,500
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)		160,000	156,400
Equinix, Inc. sr. unsec. unsub. notes 5.875%, 1/15/26(R)		30,000	30,225
Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25		80,000	49,796
Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22		90,000	62,550
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26		145,000	126,875
Intelsat Connect Finance SA 144A company guaranty sr. unsec. notes 9.50%, 2/15/23 (Luxembourg)		245,000	210,700
Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)		4,000	4,120
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)		215,000	215,538
Koninklijke KPN NV sr. unsec. unsub. bonds 8.375%, 10/1/30 (Netherlands)		135,000	174,757
NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 5.15%, 4/30/20		585,000	600,573
NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 4.375%, 4/1/21		970,000	994,229
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		19,000	19,095
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)		410,000	404,579
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		32,000	30,240
Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20		27,000	27,608
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		195,000	200,119
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		214,000	219,029
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		335,000	338,350
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23		20,000	20,095
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		25,000	24,125
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22		30,000	29,250
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		100,000	90,500
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		40,000	36,700
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28		365,000	446,795
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)		1,235,000	1,090,034
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34		775,000	746,938
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28		1,110,000	1,114,562
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		129,000	129,000
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		275,000	259,875
Vodafone Group PLC sr. unsec. unsub. notes 4.375%, 5/30/28 (United Kingdom)		370,000	358,925

			19,748,130
Conglomerates (0.3%)
Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. notes 2.20%, 3/16/20 (Netherlands)		2,945,000	2,909,960

			2,909,960
Consumer cyclicals (2.6%)
21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7.75%, 12/1/45		1,048,000	1,538,675
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		300,000	279,491
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27		1,225,000	1,182,715
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27		125,000	106,875
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26		95,000	81,463
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25		40,000	35,200
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26		30,000	28,425
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23		45,000	44,550
Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20		675,000	689,065
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28		405,000	394,883
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21		170,000	169,296
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.80%, 4/11/26		299,000	274,090
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.00%, 4/11/21		605,000	586,792
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26		45,000	42,075
Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23		40,000	40,400
Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26		30,000	29,025
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)		65,000	61,588
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26		90,000	88,200
CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27		298,000	264,226
CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45		353,000	313,573
CBS Corp. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26		136,000	131,760
CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		230,000	213,900
Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		40,000	39,400
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		17,000	16,320
Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22		190,000	190,000
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		235,000	210,913
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		155,000	133,300
Delta Merger Sub., Inc. 144A sr. unsec. notes 6.00%, 9/15/26		15,000	14,175
Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23		80,000	76,800
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23		400,000	390,829
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26		1,390,000	1,296,943
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		25,000	25,688
Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26		861,000	766,984
Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25		60,000	58,238
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		1,239,000	1,112,401
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25		200,000	189,524
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25		95,000	88,864
Gray Escrow, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		155,000	150,841
Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26		75,000	69,923
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		60,000	56,250
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		1,000,000	937,500
Home Depot, Inc. (The) sr. unsec. unsub. notes 5.95%, 4/1/41		300,000	368,133
Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22		475,000	470,019
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		190,000	178,600
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		675,000	691,186
iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19(In default)(NON)		54,000	36,180
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		50,000	48,810
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		940,000	928,250
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		25,000	23,438
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		1,469,000	1,449,836
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		50,000	44,125
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		165,000	143,550
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22		210,000	222,600
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21		155,000	156,550
Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24		35,000	36,050
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		60,000	50,700
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		70,000	61,250
Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27		902,000	823,942
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		20,000	20,000
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24		110,000	108,625
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		60,000	57,000
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		85,000	83,088
Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)		65,000	60,694
Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)		35,000	31,806
Meredith Corp. 144A sr. unsec. notes 6.875%, 2/1/26		145,000	141,738
MGM Resorts International company guaranty sr. unsec. notes 6.75%, 10/1/20		50,000	51,375
MGM Resorts International company guaranty sr. unsec. unsub. notes 8.625%, 2/1/19		65,000	65,081
MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21		45,000	46,069
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		205,000	197,825
Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28		40,000	27,600
Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)		65,835	27,651
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		125,000	116,875
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		60,000	56,100
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		175,000	167,125
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26		885,000	847,005
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25		40,000	39,300
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		37,000	36,630
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		75,000	67,125
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		53,000	52,868
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26		55,000	51,150
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		45,000	42,131
PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23		40,000	23,300
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		105,000	108,675
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26		205,000	197,313
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24		120,000	115,961
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		140,000	135,100
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21		130,000	126,100
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26		355,000	366,268
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23		70,000	69,650
Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22		320,000	324,800
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24		165,000	154,688
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24		58,000	58,145
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		900,000	822,375
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		140,000	131,950
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24		175,000	164,938
Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25		35,000	33,240
Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22		3,000	3,049
Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24		30,000	28,875
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		120,000	112,650
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		810,000	708,750
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		10,000	8,400
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		90,000	84,150
Warner Media, LLC company guaranty sr. unsec. unsub. bonds 3.80%, 2/15/27		875,000	821,016
Warner Media, LLC company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26		463,000	413,938
Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23		15,000	13,800
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		90,000	80,325
Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22		40,000	40,200
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		115,000	100,913
Walt Disney Co. (The) sr. unsec. notes 2.75%, 8/16/21		120,000	118,816
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		77,000	71,995
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25		145,000	129,413
WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23		80,000	77,800
WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26		30,000	28,650
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		70,000	64,750
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26		85,000	81,600
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		210,000	184,800

			26,555,633
Consumer staples (1.1%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		130,000	118,300
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)		25,000	24,125
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)		90,000	82,800
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26		1,093,000	1,033,484
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 2.50%, 7/15/22		500,000	477,395
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		125,000	119,688
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		885,000	796,500
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		170,000	144,925
CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22		85,000	74,375
Coca-Cola Co. (The) sr. unsec. unsub. bonds 2.25%, 9/1/26		340,000	311,334
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		42,882	45,767
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		231,249	227,956
Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23		50,000	40,250
Diageo Investment Corp. company guaranty sr. unsec. notes 8.00%, 9/15/22		135,000	156,109
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		385,000	362,199
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		300,000	372,982
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		363,000	396,865
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23		80,000	57,600
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		135,000	129,600
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		140,000	131,950
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		135,000	123,525
Keurig Dr Pepper, Inc. 144A company guaranty sr. unsec. notes 4.597%, 5/25/28		1,352,000	1,335,269
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		80,000	77,400
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		80,000	77,200
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		60,000	55,800
Kraft Heinz Co. (The) company guaranty sr. unsec. bonds 4.375%, 6/1/46		450,000	370,722
Kraft Heinz Co. (The) company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.82%), 3.438%, 8/10/22		730,000	712,173
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		472,000	453,120
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		25,000	24,313
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		145,000	133,038
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		90,000	82,125
Netflix, Inc. 144A sr. unsec. bonds 6.375%, 5/15/29		50,000	49,313
Netflix, Inc. 144A sr. unsec. unsub. bonds 5.875%, 11/15/28		65,000	63,161
Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26		1,125,000	1,099,484
PepsiCo, Inc. sr. unsec. unsub. bonds 3.45%, 10/6/46		405,000	359,446
Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23		160,000	126,400
Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26		55,000	51,749
Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21		400,000	397,662

			10,696,104
Energy (2.2%)
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. company guaranty sr. unsec. notes 7.875%, 12/15/24		225,000	139,500
Anadarko Petroleum Corp. sr. unsec. unsub. bonds 6.95%, 6/15/19		185,000	187,580
Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23		20,000	19,000
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		43,000	41,495
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22		77,000	72,380
Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22		151,000	147,893
Apergy Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		140,000	135,800
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		39,000	39,889
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 7.00%, 11/1/26		55,000	49,775
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)		45,000	38,925
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26		445,000	418,447
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)		715,000	680,542
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315%, 2/13/20 (United Kingdom)		325,000	321,934
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.161%, 9/19/19 (United Kingdom)		370,000	366,701
California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20		65,000	57,200
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22		75,000	50,813
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		200,000	199,000
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		485,000	457,864
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 6/15/27		40,000	33,600
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 1/15/25		80,000	70,600
Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23		20,000	17,250
Chevron Corp. sr. unsec. unsub. notes 1.561%, 5/16/19		820,000	815,572
Comstock Escrow Corp. 144A sr. unsec. notes 9.75%, 8/15/26		140,000	118,300
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27		55,000	51,775
Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44		75,000	66,380
Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24		50,000	47,333
Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22		20,000	19,858
Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		155,000	133,300
CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.625%, 10/15/25		105,000	94,500
DCP Midstream Operating LP company guaranty sr. unsec. unsub. notes 5.375%, 7/15/25		45,000	43,988
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		60,000	59,100
Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21		60,000	43,650
Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21		94,000	87,420
Denbury Resources, Inc. 144A notes 7.50%, 2/15/24		50,000	40,250
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		160,000	156,000
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 11/1/24		45,000	43,425
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		165,000	168,300
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 5.50%, 1/30/26		55,000	55,963
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		925,000	763,125
Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45		120,000	117,360
Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42		140,000	140,731
Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22		345,000	352,939
Ensco PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)		75,000	55,500
EOG Resources, Inc. sr. unsec. unsub. notes 4.15%, 1/15/26		50,000	51,319
EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23		690,000	662,882
EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20		74,000	55,500
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 9.375%, 5/1/24		103,000	45,835
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25		65,000	26,813
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24		30,000	22,350
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 7.75%, 5/15/26		90,000	79,650
EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27		555,000	478,455
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)		170,000	187,133
FTS International, Inc. company guaranty sr. notes 6.25%, 5/1/22		60,000	53,100
Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31		140,000	151,486
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26		180,000	174,150
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24		185,000	179,450
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26		115,000	98,900
Jagged Peak Energy, LLC 144A company guaranty sr. unsec. notes 5.875%, 5/1/26		110,000	102,300
Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563%, 4/24/23 (Russia)		200,000	197,250
Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41		125,000	134,842
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		15,000	14,325
MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)		35,000	33,075
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		60,000	60,900
Motiva Enterprises, LLC 144A sr. unsec. notes 5.75%, 1/15/20		153,000	155,681
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		155,000	117,346
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.50%, 1/15/23		15,000	11,906
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22		80,000	81,000
Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26		30,000	29,400
Nine Energy Service, Inc. 144A sr. unsec. notes 8.75%, 11/1/23		45,000	42,750
Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24		60,000	45,450
Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26		60,000	51,150
Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23		25,000	23,250
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		67,000	63,148
Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26		90,000	76,050
Occidental Petroleum Corp. sr. unsec. unsub. bonds 4.40%, 4/15/46		870,000	846,465
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		200,000	196,872
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		1,576,000	1,619,340
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44 (Brazil)		143,000	140,855
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		1,815,000	1,837,688
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		444,000	454,545
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		326,000	306,440
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		61,000	58,255
Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela)(In default)(NON)		270,000	39,825
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.375%, 1/23/45 (Mexico)		265,000	213,256
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.50%, 1/21/21 (Mexico)		900,000	899,202
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.875%, 1/18/24 (Mexico)		150,000	139,800
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		75,000	64,500
Range Resources Corp. company guaranty sr. unsec. sub. notes 5.75%, 6/1/21		100,000	96,750
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23		24,000	24,008
Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23		20,000	18,200
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28		355,000	339,564
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24		120,000	125,203
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27		352,000	353,176
SESI, LLC company guaranty sr. unsec. notes 7.75%, 9/15/24		130,000	103,350
SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21		45,000	38,250
Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)		15,000	2
Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)		54,000	5
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)		980,000	939,974
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.125%, 5/11/20 (Netherlands)		140,000	138,584
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		35,000	30,975
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		40,000	34,800
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		60,000	53,700
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		57,000	53,865
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		340,000	318,034
Statoil ASA company guaranty sr. unsec. unsub. notes 2.90%, 11/8/20 (Norway)		488,000	486,197
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. bonds 5.50%, 1/15/28		85,000	81,600
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27		45,000	42,188
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		510,000	461,550
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)		410,000	353,881
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		75,000	72,375
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 7.50%, 4/15/31		50,000	37,875
Transocean, Inc. 144A company guaranty sr. unsec. notes 9.00%, 7/15/23		25,000	24,875
Trinidad Drilling, Ltd. 144A company guaranty sr. unsec. notes 6.625%, 2/15/25 (Canada)		165,000	166,403
USA Compression Partners LP/USA Compression Finance Corp. 144A sr. unsec. notes 6.875%, 4/1/26		85,000	81,600
Vermilion Energy, Inc. 144A company guaranty sr. unsec. notes 5.625%, 3/15/25 (Canada)		55,000	51,563
Weatherford International, Ltd. company guaranty sr. unsec. sub. notes 9.875%, 2/15/24		82,000	50,020
Weatherford International, Ltd. company guaranty sr. unsec. unsub. notes 8.25%, 6/15/23		25,000	15,000
Whiting Petroleum Corp. sr. unsec. notes 6.625%, 1/15/26		85,000	72,888
Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32		40,000	52,038
Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31		4,000	4,832
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		60,000	62,700
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26		70,000	63,350
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22		26,000	25,285

			22,219,506
Financials (8.3%)
ABN AMRO Bank NV 144A sr. unsec. notes 2.45%, 6/4/20 (Netherlands)		605,000	596,434
AIG Global Funding 144A sr. notes 2.15%, 7/2/20		450,000	443,329
Air Lease Corp. sr. unsec. notes 2.50%, 3/1/21		15,000	14,623
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		520,000	491,157
Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27		1,145,000	1,024,068
Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22		50,000	48,750
Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23		45,000	44,325
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		130,000	144,300
Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 3/15/20		24,000	24,840
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		460,000	457,700
American Express Co. sr. unsec. bonds 8.125%, 5/20/19		515,000	524,738
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		231,000	263,340
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. notes 2.875%, 1/25/22 (United Kingdom)		1,400,000	1,369,969
Australia & New Zealand Banking Group, Ltd. sr. unsec. notes Ser. MTN, 2.125%, 8/19/20 (Australia)		755,000	742,802
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)		200,000	196,250
AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual maturity (France)		255,000	251,175
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		200,000	186,191
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		400,000	396,732
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		303,000	299,970
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		25,000	25,313
Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN, 3.248%, 10/21/27		2,355,000	2,179,895
Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 2.151%, 11/9/20		290,000	284,798
Bank of America Corp. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.76%), 3.548%, 9/15/26		100,000	90,961
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37		870,000	963,383
Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%, 4/13/21 (Canada)		420,000	419,789
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)		85,000	78,710
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.70%, 3/7/22 (Canada)		280,000	273,879
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35%, 10/21/20 (Canada)		780,000	769,819
Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. notes 2.20%, 7/20/20 (France)		860,000	844,566
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43		151,000	151,453
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21		235,000	236,888
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)		200,000	200,749
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		895,000	866,137
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)		140,000	146,722
Cantor Fitzgerald LP 144A unsec. bonds 7.875%, 10/15/19		285,000	293,390
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22		328,000	347,776
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25		130,000	125,076
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25		132,000	137,507
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26		228,000	233,768
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		72,000	70,560
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		301,000	294,228
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		45,000	44,381
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		405,000	382,345
Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20		885,000	873,234
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28		2,690,000	2,595,605
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		275,000	254,226
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		385,000	371,069
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26		340,000	335,560
Citizens Bank NA/Providence RI sr. unsec. notes 2.25%, 3/2/20		990,000	979,401
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		100,000	95,250
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)		1,010,000	955,745
Commonwealth Bank of Australia 144A sr. unsec. notes 2.25%, 3/10/20 (Australia)		1,135,000	1,124,994
Commonwealth Bank of Australia 144A unsec. notes 2.20%, 11/9/20 (Australia)		1,110,000	1,087,730
Cooperatieve Rabobank UA company guaranty sr. unsec. unsub. bonds Ser. MTN, 5.25%, 5/24/41 (Netherlands)		590,000	649,892
Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23		30,000	30,600
Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21		67,000	66,833
Credit Agricole SA 144A unsec.sub. FRN 4.00%, 1/10/33 (France)		250,000	228,256
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		225,000	212,344
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		870,000	809,370
Danske Bank A/S 144A sr. unsec. notes 2.70%, 3/2/22 (Denmark)		1,275,000	1,221,637
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)		615,000	612,358
Digital Realty Trust LP company guaranty sr. unsec. notes 3.40%, 10/1/20(R)		450,000	448,563
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		90,000	83,700
Fairfax Financial Holdings, Ltd. 144A sr. unsec. notes 4.85%, 4/17/28 (Canada)		1,195,000	1,148,258
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24		190,000	189,748
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity		93,000	80,794
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23		345,000	353,759
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		85,000	72,675
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		120,000	102,900
GE Capital International Funding Co. Unlimited Co. company guaranty sr. unsec. notes 3.373%, 11/15/25 (Ireland)		914,000	811,913
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		85,000	84,363
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		50,000	49,451
goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)		75,000	75,938
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		1,205,000	1,159,678
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27		2,035,000	1,914,218
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20		1,870,000	1,834,994
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.55%, 10/23/19		615,000	611,115
Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5.125%, 4/15/22		160,000	166,823
Hospitality Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)		681,000	623,490
Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)		35,000	34,089
HSBC Bank USA NA/New York NY unsec. sub. notes Ser. BKNT, 5.625%, 8/15/35 (United Kingdom)		250,000	273,177
HSBC USA, Inc. sr. unsec. unsub. notes 3.50%, 6/23/24		155,000	152,575
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		115,000	103,788
Huntington Bancshares, Inc. unsec. notes 4.35%, 2/4/23		565,000	569,326
Huntington National Bank (The) sr. unsec. notes 2.375%, 3/10/20		540,000	534,770
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		65,000	64,350
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22		65,000	64,188
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20		30,000	29,963
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22		57,000	55,860
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)		355,000	371,183
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22		44,000	45,375
iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)		40,000	38,700
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)		45,000	42,071
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity		80,000	79,500
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity		376,000	371,300
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48		2,495,000	2,208,479
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27		2,650,000	2,466,004
JPMorgan Chase Bank NA sr. unsec. FRN Ser. BKNT, 3.086%, 4/26/21		485,000	483,745
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44		250,000	246,247
KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20		525,000	548,852
Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37		227,000	247,430
Lloyds Banking Group PLC unsec. sub. bonds 4.344%, 1/9/48 (United Kingdom)		292,000	230,421
Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)		425,000	410,391
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		145,000	135,938
Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%, 7/29/20 (Australia)		410,000	406,226
Macquarie Group Ltd. 144A sr. unsec. notes 7.625%, 8/13/19 (Australia)		830,000	851,958
Manufacturers & Traders Trust Co. sr. unsec. notes Ser. BKNT, 2.05%, 8/17/20		795,000	779,334
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37		385,000	436,013
MetLife, Inc. sr. unsec. unsub. notes 4.75%, 2/8/21		162,000	167,156
Metropolitan Life Global Funding I 144A notes 1.55%, 9/13/19		260,000	257,402
Metropolitan Life Global Funding I 144A sr. notes 1.75%, 9/19/19		442,500	439,692
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24(R)		40,000	39,600
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)		40,000	35,000
Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)		230,000	234,661
Mitsubishi UFJ Financial Group, Inc. sr. unsec. notes 3.535%, 7/26/21 (Japan)		680,000	682,481
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)		425,000	422,864
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47		715,000	676,704
Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27		2,470,000	2,347,483
Morgan Stanley sr. unsec. unsub. notes 2.65%, 1/27/20		725,000	719,558
National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.69%), 3.457%, 12/9/19 (Australia)		1,200,000	1,203,678
National Australia Bank, Ltd., NY sr. unsec. notes 2.80%, 1/10/22 (Australia)		430,000	421,507
National Australia Bank, Ltd., NY sr. unsec. notes Ser. MTN, 2.125%, 5/22/20 (Australia)		865,000	853,054
National Australia Bank, Ltd./New York sr. unsec. notes 2.50%, 1/12/21 (Australia)		785,000	774,690
Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21		125,000	121,875
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45		290,000	255,890
Nordea Bank AB 144A sr. unsec. unsub. notes 2.25%, 5/27/21 (Finland)		650,000	632,835
OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33		1,129,000	1,344,525
Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25		745,000	722,662
PNC Bank NA sr. unsec. notes Ser. BKNT, 2.00%, 5/19/20		480,000	472,312
Protective Life Global Funding 144A notes 2.262%, 4/8/20		445,000	440,114
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		125,000	112,500
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43		62,000	61,148
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44		242,000	226,875
Regions Financial Corp. sr. unsec. unsub. notes 2.75%, 8/14/22		630,000	608,202
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 2.125%, 3/2/20 (Canada)		1,145,000	1,133,185
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)		440,000	452,939
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		205,000	202,950
Royal Bank of Scotland Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)		200,000	190,713
Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)		430,000	405,162
Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)		525,000	514,778
Skandinaviska Enskilda Banken AB sr. unsec. notes 2.30%, 3/11/20 (Sweden)		3,865,000	3,825,991
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		45,000	40,163
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		90,000	80,550
Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19		40,000	40,095
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		110,000	99,000
Svenska Handelsbanken AB company guaranty sr. unsec. notes 1.95%, 9/8/20 (Sweden)		900,000	880,135
Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42		435,000	423,873
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		95,000	76,447
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		819,000	775,535
Travelport Corporate Finance PLC 144A company guaranty sr. notes 6.00%, 3/15/26 (United Kingdom)		155,000	156,550
UBS AG/London 144A sr. unsec. notes 2.20%, 6/8/20 (United Kingdom)		530,000	522,204
UBS Group Funding (Switzerland) AG 144A company guaranty sr. unsec. unsub. notes 2.65%, 2/1/22 (Switzerland)		1,760,000	1,703,461
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)		433,000	427,714
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		589,000	564,951
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25		105,000	96,401
VEREIT Operating Partnership LP company guaranty sr. unsec. unsub. bonds 4.875%, 6/1/26(R)		140,000	139,767
Wand Merger Corp. 144A sr. unsec. notes 9.125%, 7/15/26		25,000	24,250
Wand Merger Corp. 144A sr. unsec. notes 8.125%, 7/15/23		85,000	83,088
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity		285,000	281,438
Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20		1,130,000	1,119,047
Westpac Banking Corp. sr. unsec. unsub. notes 4.875%, 11/19/19 (Australia)		80,000	81,308
Westpac Banking Corp. sr. unsec. unsub. notes 2.15%, 3/6/20 (Australia)		2,135,000	2,112,108
Westpac Banking Corp. sr. unsec. unsub. notes 2.00%, 8/19/21 (Australia)		790,000	764,444
WeWork Cos, Inc. 144A company guaranty sr. unsec. notes 7.875%, 5/1/25		175,000	155,313
WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)		170,000	171,637

			83,400,188
Health care (2.3%)
AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25		105,000	100,714
AbbVie, Inc. sr. unsec. notes 2.50%, 5/14/20		590,000	584,400
Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23		165,000	137,775
Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)		176,000	173,192
Allergan Funding SCS company guaranty sr. unsec. unsub. notes 3.80%, 3/15/25 (Luxembourg)		525,000	512,517
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		495,000	466,383
Amgen, Inc. sr. unsec. notes 3.45%, 10/1/20		500,000	501,582
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26		710,000	645,177
ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25		110,000	58,300
AstraZeneca PLC sr. unsec. unsub. notes 6.45%, 9/15/37 (United Kingdom)		99,000	118,312
Bausch Health Cos., Inc. company guaranty sr. unsec. notes Ser. REGS, 4.50%, 5/15/23	EUR	100,000	108,059
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		$30,000	27,975
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25		85,000	84,575
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		130,000	113,425
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23		48,000	44,400
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21		3,000	2,955
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		115,000	116,150
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22		40,000	40,200
Becton Dickinson and Co. (BD) sr. unsec. unsub. bonds 4.669%, 6/6/47		1,026,000	965,010
Becton Dickinson and Co. (BD) sr. unsec. unsub. bonds 3.70%, 6/6/27		881,000	833,283
Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22		705,000	706,847
BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21		115,000	107,238
Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24		90,000	92,138
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		65,000	64,188
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		45,000	43,763
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		240,000	218,112
CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22		222,000	101,010
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24		139,000	101,470
Cigna Corp. sr. unsec. unsub. notes 4.50%, 3/15/21		350,000	357,624
CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22		405,000	417,866
CVS Health Corp. sr. unsec. unsub. bonds 5.05%, 3/25/48		783,000	761,553
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		2,347,000	2,249,026
Elanco Animal Health, Inc. 144A sr. unsec. notes 4.90%, 8/28/28		1,288,000	1,310,638
Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23		40,000	30,200
Halfmoon Parent, Inc. 144A sr. unsub. notes 3.75%, 7/15/23		1,083,000	1,079,394
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		80,000	79,400
HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20		160,000	164,000
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47		455,000	431,113
HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22		14,000	14,840
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23		60,000	57,420
Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21		55,000	58,850
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)		40,000	27,700
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		685,000	657,893
Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22		50,000	48,250
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		20,000	18,250
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45		1,130,000	1,132,863
Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)		680,000	650,251
Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)		180,000	182,672
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22		73,000	65,700
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26		530,000	511,736
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		955,000	966,550
Service Corp. International sr. unsec. notes 5.375%, 1/15/22		54,000	54,135
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		200,000	188,000
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		284,000	281,160
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)		643,000	583,135
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)		538,000	508,581
Sotera Health Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23		40,000	38,300
Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20		60,000	60,750
Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22		65,000	65,163
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		200,000	193,788
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42		540,000	516,964
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28		1,455,000	1,470,857
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23		535,000	523,928
Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 9.25%, 4/1/26		100,000	100,000
Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		90,000	87,075
WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25		55,000	52,938
WellCare Health Plans, Inc. 144A sr. unsec. notes 5.375%, 8/15/26		35,000	33,775
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28		540,000	529,044

			23,630,532
Technology (2.2%)
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26		505,000	459,093
Analog Devices, Inc. sr. unsec. unsub. notes 2.85%, 3/12/20		845,000	842,032
Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47		1,420,000	1,415,047
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24		275,000	276,579
Apple, Inc. sr. unsec. notes 2.10%, 5/6/19		1,970,000	1,965,873
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		350,000	355,449
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		453,000	428,976
Avaya, Inc. 144A escrow notes 7.00%, 4/1/19		97,000	—
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26		170,000	155,550
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		667,000	598,369
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28		1,225,000	1,061,349
Cisco Systems, Inc. sr. unsec. unsub. notes 2.50%, 9/20/26		520,000	484,735
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		974,000	978,404
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		105,000	106,838
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46		144,000	155,922
Energizer Gamma Acquisition, Inc. 144A company guaranty sr. unsec. notes 6.375%, 7/15/26		35,000	32,113
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28		380,000	377,498
Fidelity National Information Services, Inc. sr. unsec. unsub. notes 5.00%, 10/15/25		76,000	79,057
First Data Corp. 144A notes 5.75%, 1/15/24		160,000	156,000
First Data Corp. 144A sr. notes 5.375%, 8/15/23		60,000	58,950
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28		820,000	818,357
IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22		675,000	636,858
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24		144,000	112,320
Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)		220,000	213,950
Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22		140,000	135,401
Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20		22,000	22,066
Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)		291,000	359,784
Microchip Technology, Inc. 144A company guaranty sr. notes 4.333%, 6/1/23		835,000	812,162
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26		1,800,000	1,678,225
Microsoft Corp. sr. unsec. unsub. notes 4.20%, 6/1/19		475,000	478,053
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46		100,000	95,798
Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21		1,385,000	1,345,482
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40		310,000	342,538
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26		990,000	917,494
Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22		200,000	194,479
Oracle Corp. sr. unsec. unsub. notes 2.25%, 10/8/19		1,580,000	1,572,540
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23		70,000	65,100
Qorvo, Inc. 144A sr. unsec. notes 5.50%, 7/15/26		35,000	33,425
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28		905,000	909,783
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24		55,000	58,575
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		200,000	185,000
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		180,000	167,400
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27		215,000	190,708
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		905,000	785,088

			22,118,420
Transportation (0.1%)
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44		370,000	343,112
Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19		39,094	40,374
FedEx Corp. company guaranty sr. unsec. unsub. notes 2.625%, 8/1/22		75,000	72,906
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		210,000	196,259
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24		315,000	310,836
United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 07-1, Class A, 6.636%, 7/2/22		63,837	66,447
United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 14-2, Class A, 3.75%, 9/3/26		215,629	212,950
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23		153,000	153,383

			1,396,267
Utilities and power (1.3%)
AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25		440,000	436,700
AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23		20,000	19,550
AES Corp./Virginia (The) sr. unsec. notes 4.50%, 3/15/23		45,000	43,875
AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27		45,000	43,200
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28		575,000	584,269
American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44		55,000	58,746
Appalachian Power Co. sr. unsec. unsub. notes 4.60%, 3/30/21		245,000	250,888
Arizona Public Services Co. sr. unsec. notes 4.50%, 4/1/42		60,000	61,210
Berkshire Hathaway Energy Co. sr. unsec. bonds 3.80%, 7/15/48		575,000	516,078
Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25		70,000	64,050
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		60,000	54,750
Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24		10,000	9,800
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		25,000	26,970
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36		208,000	245,235
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		205,000	199,735
Consolidated Edison, Inc. sr. unsec. unsub. notes Ser. A, 2.00%, 3/15/20		465,000	457,775
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27		775,000	723,475
Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24		20,000	21,100
Dynegy, Inc. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26		60,000	64,800
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32		50,000	61,160
Electricite de France (EDF) 144A sr. unsec. notes 6.50%, 1/26/19 (France)		245,000	245,485
Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26		235,000	222,847
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		395,000	390,585
Energy Transfer LP sr. sub. notes 5.875%, 1/15/24		915,000	931,013
Energy Transfer LP sr. sub. notes 5.50%, 6/1/27		45,000	43,875
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48		1,175,000	1,041,497
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27		276,000	267,502
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C, 4.85%, 7/15/47		459,000	458,271
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44		785,000	852,786
GenOn Energy, Inc. sr. unsec. notes 9.875%, 10/15/20		42,000	16,074
GenOn Energy, Inc./NRG Americas, Inc. company guaranty sub. FRN (BBA LIBOR USD 3 Month + 6.50%), 9.392%, 12/1/23		9,105	8,923
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24		205,000	199,567
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44		115,000	109,928
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21		505,000	503,686
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23		210,000	204,915
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23		1,080,000	1,049,476
Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32		17,000	20,349
MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29		430,000	537,790
Nevada Power Co. mtge. notes 7.125%, 3/15/19		310,000	312,363
NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 4.80%, 12/1/77		315,000	262,631
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		75,000	78,094
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		115,000	115,863
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28		40,000	38,400
NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)		350,000	338,067
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42		110,000	125,001
Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22		135,000	138,289
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45		560,000	531,572
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22		295,000	297,725
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 6/1/23		15,000	14,840
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40		215,000	256,257
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20(F)		54,000	162
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26		125,000	120,313

			13,677,512

Total corporate bonds and notes (cost $257,825,837)			$249,300,176

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (19.5%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (5.8%)
Government National Mortgage Association Pass-Through Certificates
4.70%, with due dates from 5/20/67 to 8/20/67	$213,213	$229,197
4.627%, 6/20/67	100,594	106,882
4.507%, 3/20/67	96,482	103,356
4.00%, with due dates from 3/15/46 to 3/20/46	852,641	877,014
3.50%, with due dates from 7/20/47 to 11/20/47	56,715,009	57,153,665

		58,470,114
U.S. Government Agency Mortgage Obligations (13.7%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, with due dates from 9/1/45 to 5/1/48	17,321,469	17,668,496
3.00%, 2/1/47	1,750,060	1,708,086
Federal National Mortgage Association Pass-Through Certificates
6.00%, TBA, 1/1/49	8,000,000	8,601,250
4.50%, TBA, 1/1/49	1,000,000	1,035,156
4.00%, 1/1/57	918,587	938,502
4.00%, TBA, 1/1/49	8,000,000	8,154,375
4.00%, 8/1/47	7,252,481	7,405,180
3.50%, with due dates from 12/1/47 to 6/1/56	46,622,043	46,622,600
3.00%, with due dates from 12/1/31 to 3/1/47	41,054,628	40,495,515
3.00%, TBA, 1/1/34	7,000,000	6,986,875

		139,616,035

Total U.S. government and agency mortgage obligations (cost $201,598,144)		$198,086,149

MORTGAGE-BACKED SECURITIES (4.0%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (0.7%)
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 4.206%, 10/25/27 (Bermuda)	$414,052	$411,982
FRB Ser. 18-2A, Class M1B, (1 Month US LIBOR + 1.35%), 3.856%, 8/25/28 (Bermuda)	382,000	380,090
Eagle RE, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 3.917%, 11/25/28	550,000	547,594
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 15.914%, 4/15/37	71,245	102,422
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 14.173%, 12/15/36	93,199	119,407
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 12.495%, 3/15/35	126,523	158,432
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 10.671%, 6/15/34	83,906	95,023
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 7.656%, 11/25/28	280,000	323,561
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 7.256%, 10/25/24	265,748	290,941
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2, (1 Month US LIBOR + 2.60%), 5.106%, 12/25/27	366,177	371,492
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M2, (1 Month US LIBOR + 2.20%), 4.706%, 3/25/25	11,200	11,212
IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 4.495%, 3/15/41	1,106,592	178,914
Ser. 3391, PO, zero %, 4/15/37	6,097	5,120
Ser. 3300, PO, zero %, 2/15/37	34,362	28,851
Ser. 3206, Class EO, PO, zero %, 8/15/36	3,367	2,885
Ser. 3326, Class WF, zero %, 10/15/35(WAC)	3,152	2,265
Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 24.863%, 7/25/36	22,704	36,996
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 15.377%, 3/25/36	85,870	125,115
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 12.731%, 8/25/35	35,688	44,382
IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 12.353%, 12/25/35	32,365	39,958
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 10.878%, 11/25/34	15,542	17,556
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 8.506%, 9/25/28	320,000	364,665
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 7.406%, 11/25/24	227,495	253,819
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 5.406%, 7/25/24	274,501	286,320
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, (1 Month US LIBOR + 1.35%), 3.856%, 1/25/29	33,437	33,478
Ser. 07-64, Class LO, PO, zero %, 7/25/37	11,469	10,237
Ser. 07-14, Class KO, PO, zero %, 3/25/37	17,259	14,242
Ser. 06-125, Class OX, PO, zero %, 1/25/37	1,752	1,467
Ser. 06-84, Class OT, PO, zero %, 9/25/36	2,353	1,995
Government National Mortgage Association
Ser. 17-162, Class QI, IO, 5.00%, 10/20/47	1,479,420	316,226
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	266,174	58,665
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	57,333	11,467
Ser. 14-116, Class IL, IO, 4.00%, 8/20/44	2,815,979	474,518
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.58%, 6/20/43	1,147,572	208,644
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44	2,514,215	276,061
Ser. 13-14, IO, 3.50%, 12/20/42	738,671	103,296
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	1,112,765	129,058
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	1,206,392	83,000
Ser. 15-124, Class DI, IO, 3.50%, 1/20/38	968,825	90,585
Ser. 16-H16, Class EI, IO, 2.209%, 6/20/66(WAC)	3,269,719	361,642
Ser. 15-H25, Class BI, IO, 2.12%, 10/20/65(WAC)	2,948,011	265,501
Ser. 15-H26, Class EI, IO, 1.72%, 10/20/65(WAC)	1,732,187	149,787
Ser. 06-36, Class OD, PO, zero %, 7/16/36	1,872	1,533
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 4.106%, 10/25/28 (Bermuda)	284,000	283,246

		7,073,650
Commercial mortgage-backed securities (2.2%)
Banc of America Commercial Mortgage Trust 144A
FRB Ser. 04-4, Class XC, IO, 0.324%, 7/10/42(WAC)	17,930	—
FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51(WAC)	2,108,379	21
Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.441%, 11/10/41(WAC)	243,795	592
FRB Ser. 05-1, Class XW, IO, zero %, 11/10/42(WAC)	1,115,470	11
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 04-PR3I, Class X1, IO, zero %, 2/11/41(WAC)	18,054	—
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.27%, 3/11/39(WAC)	157,789	112,006
FRB Ser. 06-PW11, Class C, 5.27%, 3/11/39(WAC)(In default)(NON)	191,000	24,118
FRB Ser. 06-PW14, Class X1, IO, 0.314%, 12/11/38(WAC)	227,627	2,335
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.756%, 12/15/47(WAC)	129,000	134,123
FRB Ser. 11-C2, Class E, 5.756%, 12/15/47(WAC)	411,000	400,408
Citigroup Commercial Mortgage Trust
Ser. 14-GC19, Class AS, 4.345%, 3/10/47	221,000	227,803
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	291,000	300,810
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 13-GC11, Class D, 4.422%, 4/10/46(WAC)	374,000	363,014
FRB Ser. 06-C5, Class XC, IO, 0.495%, 10/15/49(WAC)	5,911,006	59
COMM Mortgage Pass-Through Certificates FRB Ser. 14-CR14, Class XA, IO, 0.653%, 2/10/47(WAC)	12,330,800	275,717
COMM Mortgage Trust
FRB Ser. 14-CR18, Class C, 4.731%, 7/15/47(WAC)	246,000	247,412
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)	233,000	245,442
Ser. 13-CR13, Class AM, 4.449%, 11/10/46(WAC)	317,000	330,165
FRB Ser. 14-UBS4, Class XA, IO, 1.178%, 8/10/47(WAC)	4,398,668	198,618
FRB Ser. 13-LC13, Class XA, IO, 1.163%, 8/10/46(WAC)	5,934,372	231,441
FRB Ser. 14-CR18, Class XA, IO, 1.147%, 7/15/47(WAC)	3,506,380	127,667
FRB Ser. 14-CR17, Class XA, IO, 1.078%, 5/10/47(WAC)	4,609,704	200,255
FRB Ser. 14-UBS6, Class XA, IO, 0.954%, 12/10/47(WAC)	4,629,081	181,664
COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 6.126%, 7/10/46(WAC)	719,000	733,492
FRB Ser. 13-CR9, Class D, 4.257%, 7/10/45(WAC)	337,000	287,646
FRB Ser. 06-C8, Class XS, IO, 0.44%, 12/10/46(WAC)	1,636,514	16
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.011%, 5/15/38(WAC)	115,133	819
CSAIL Commercial Mortgage Trust FRB Ser. 15-C1, Class C, 4.296%, 4/15/50(WAC)	827,000	811,894
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.338%, 8/10/44(WAC)	1,342,000	1,378,618
GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.982%, 5/10/43(WAC)	69,649	1
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class C, 4.689%, 6/10/47(WAC)	895,000	895,746
FRB Ser. 13-GC10, Class XA, IO, 1.518%, 2/10/46(WAC)	6,443,024	365,835
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.051%, 8/10/43(WAC)	682,000	692,977
FRB Ser. 12-GC6, Class D, 5.652%, 1/10/45(WAC)	97,000	94,489
FRB Ser. 11-GC3, Class C, 5.637%, 3/10/44(WAC)	298,000	308,400
Ser. 11-GC5, Class AS, 5.209%, 8/10/44(WAC)	301,000	315,242
FRB Ser. 12-GC6, Class E, 5.00%, 1/10/45(WAC)	478,000	394,165
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.558%, 9/15/47(WAC)	281,000	273,528
FRB Ser. 14-C19, Class XA, IO, 1.117%, 4/15/47(WAC)	6,776,138	153,493
FRB Ser. 14-C25, Class XA, IO, 0.942%, 11/15/47(WAC)	4,123,513	152,920
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class C, 3.958%, 4/15/46(WAC)	296,000	291,157
FRB Ser. 13-LC11, Class XA, IO, 1.271%, 4/15/46(WAC)	2,986,235	134,381
FRB Ser. 06-LDP8, Class X, IO, 0.285%, 5/15/45(WAC)	2,512,129	3,128
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class E, 5.14%, 5/15/45(WAC)	553,000	494,261
FRB Ser. 13-C16, Class D, 5.028%, 12/15/46(WAC)	206,000	204,133
FRB Ser. 12-LC9, Class D, 4.37%, 12/15/47(WAC)	119,000	118,185
FRB Ser. 05-CB12, Class X1, IO, 0.361%, 9/12/37(WAC)	618,116	665
FRB Ser. 06-LDP6, Class X1, IO, zero %, 4/15/43(WAC)	187,080	2
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 05-C7, Class XCL, IO, 0.317%, 11/15/40(WAC)	439,438	857
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.128%, 4/20/48(WAC)	713,000	672,858
Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.904%, 8/12/39(WAC)	153,962	2
FRB Ser. 05-MCP1, Class XC, IO, 0.001%, 6/12/43(WAC)	243,853	7
Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 6.722%, 5/15/44(WAC)	2,824	359
FRB Ser. 06-C4, Class X, IO, 6.235%, 7/15/45(WAC)	62,365	1,845
FRB Ser. 07-C5, Class X, IO, 5.787%, 12/15/49(WAC)	252,736	186
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C17, Class C, 4.457%, 8/15/47(WAC)	322,000	315,652
Ser. 12-C6, Class AS, 3.476%, 11/15/45	647,000	652,832
FRB Ser. 14-C17, Class XA, IO, 1.19%, 8/15/47(WAC)	4,440,921	161,938
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class D, 4.61%, 11/15/45(WAC)	265,000	265,828
Morgan Stanley Capital I Trust Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)	83,202	22,852
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class D, 5.154%, 7/15/49(WAC)	206,000	208,247
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38	357,873	26,983
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 1.07%, 12/15/50(WAC)	3,353,510	232,348
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class D, 4.892%, 5/10/63(WAC)	319,000	299,022
FRB Ser. 12-C4, Class XA, IO, 1.64%, 12/10/45(WAC)	947,045	46,883
FRB Ser. 12-C2, Class XA, IO, 1.326%, 5/10/63(WAC)	12,903,286	485,481
Wachovia Bank Commercial Mortgage Trust FRB Ser. 05-C21, Class D, 5.226%, 10/15/44 (WAC)	231,048	228,893
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 06-C26, Class XC, IO, 0.045%, 6/15/45 (WAC)	10,843	2
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.287%, 7/15/46 (WAC)	251,000	257,979
FRB Ser. 13-LC12, Class C, 4.287%, 7/15/46 (WAC)	409,000	391,824
Ser. 12-LC5, Class AS, 3.539%, 10/15/45	369,000	373,895
FRB Ser. 14-LC16, Class XA, IO, 1.331%, 8/15/50 (WAC)	6,089,112	249,654
FRB Ser. 16-LC25, Class XA, IO, 1.017%, 12/15/59 (WAC)	3,331,928	177,375
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.287%, 7/15/46 (WAC)	507,000	449,492
WF-RBS Commercial Mortgage Trust
Ser. 13-C18, Class AS, 4.387%, 12/15/46 (WAC)	629,000	647,612
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46 (WAC)	218,000	224,523
Ser. 12-C8, Class AS, 3.66%, 8/15/45	358,000	358,920
Ser. 13-C12, Class AS, 3.56%, 3/15/48	275,000	274,717
Ser. 13-C11, Class AS, 3.311%, 3/15/45	164,000	162,027
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.683%, 3/15/44 (WAC)	682,000	603,329
FRB Ser. 11-C5, Class E, 5.672%, 11/15/44 (WAC)	911,000	911,658
FRB Ser. 11-C2, Class D, 5.652%, 2/15/44 (WAC)	755,000	752,584
Ser. 11-C4, Class E, 5.231%, 6/15/44 (WAC)	208,000	198,540
FRB Ser. 12-C9, Class D, 4.78%, 11/15/45 (WAC)	291,000	276,856
FRB Ser. 13-C15, Class D, 4.473%, 8/15/46 (WAC)	153,000	131,537
FRB Ser. 12-C10, Class XA, IO, 1.565%, 12/15/45 (WAC)	2,223,595	109,485
FRB Ser. 12-C9, Class XB, IO, 0.685%, 11/15/45 (WAC)	6,676,000	162,227

		22,046,183
Residential mortgage-backed securities (non-agency) (1.1%)
Banc of America Funding Trust FRB Ser. 05-B, Class 3M1, (1 Month US LIBOR + 0.68%), 3.145%, 4/20/35	220,000	212,834
BankUnited Trust FRB Ser. 05-1, Class 1A1, (1 Month US LIBOR + 0.30%), 2.806%, 9/25/45	152,773	146,242
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 4.538%, 5/25/35 (WAC)	462,398	472,072
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 3.117%, 8/25/46	176,780	155,262
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 3.097%, 6/25/46	576,692	529,590
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 2.80%, 11/20/35	498,064	468,918
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 2.696%, 8/25/46	719,030	611,714
FRB Ser. 05-27, Class 1A1, 2.393%, 8/25/35 (WAC)	122,955	105,532
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 8.406%, 10/25/28	917,936	1,038,135
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 8.206%, 4/25/28	1,044,698	1,176,091
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 8.056%, 4/25/28	1,412,366	1,573,266
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 7.506%, 7/25/25	220,105	240,613
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 6.806%, 2/25/25	119,644	129,165
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.756%, 4/25/29	50,000	54,926
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 6.506%, 5/25/25	236,961	255,361
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (1 Month US LIBOR + 0.80%), 3.306%, 2/25/34	455,593	442,623
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 3.677%, 2/25/35 (WAC)	164,504	169,280
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (1 Month US LIBOR + 0.83%), 3.331%, 8/25/34	274,651	273,277
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 3.141%, 8/26/47 (WAC)	100,000	97,683
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (1 Month US LIBOR + 1.05%), 3.556%, 10/25/34	290,000	285,519
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 3.356%, 5/25/47	584,237	486,727
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 2.686%, 1/25/37	215,141	193,722
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 4.126%, 9/25/35 (WAC)	358,589	353,992
FRB Ser. 05-AR12, Class 1A8, 4.038%, 10/25/35 (WAC)	596,831	581,538
FRB Ser. 04-AR3, Class A2, 3.958%, 6/25/34 (WAC)	336,999	342,230
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%), 3.466%, 7/25/45	280,887	272,123
FRB Ser. 05-AR11, Class A1B3, (1 Month US LIBOR + 0.40%), 2.906%, 8/25/45	341,804	331,140
Wells Fargo Mortgage Backed Securities Trust FRB Ser. 05-AR4, Class 1A3, 4.177%, 4/25/35 (WAC)	138,512	140,770

		11,140,345

Total mortgage-backed securities (cost $40,675,392)		$40,260,178

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.0%)(a)
	Principal amount	Value
Argentina (Republic of) sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)	$210,000	$153,857
Argentina (Republic of) sr. unsec. unsub. notes 7.50%, 4/22/26 (Argentina)	1,465,000	1,175,663
Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)	185,000	131,850
Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina)	180,000	128,700
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)	300,000	214,500
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)	365,000	357,773
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)	477,000	396,307
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)	705,000	675,575
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%, 9/1/24 (Argentina)	615,000	501,225
Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)	150,000	132,000
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)	800,000	810,000
Indonesia (Republic of) 144A sr. unsec. notes 5.25%, 1/17/42 (Indonesia)	320,000	321,200
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)	200,000	202,500
Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)	200,000	218,750
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)	825,000	813,656
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)	200,000	193,000
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)	315,000	261,056
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)	887,000	896,683
Russia (Federation of) 144A sr. unsec. unsub. bonds 4.375%, 3/21/29 (Russia)	1,000,000	945,000
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)	300,000	280,049
Sri Lanka (Republic of) 144A sr. unsec. unsub. bonds 6.85%, 11/3/25 (Sri Lanka)	200,000	186,420
Turkey (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)	235,000	202,100
United Mexican States sr. unsec. unsub. notes 4.15%, 3/28/27 (Mexico)	795,000	768,998
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela)(In default)(NON)	340,000	75,225
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela)(In default)(NON)	550,000	126,500

Total foreign government and agency bonds and notes (cost $11,129,161)		$10,168,587

ASSET-BACKED SECURITIES (0.9%)(a)
	Principal amount	Value
loanDepot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 3.306%, 11/25/50	$1,099,000	$1,099,000
Mello Warehouse Securitization Trust 144A FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 3.131%, 11/25/51	129,000	129,000
Station Place Securitization Trust 144A
FRB Ser. 18-1, Class A, (1 Month US LIBOR + 0.90%), 3.215%, 4/24/19	2,311,000	2,311,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR + 0.70%), 3.015%, 9/24/19	1,610,000	1,610,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR + 0.70%), 3.015%, 7/24/19	1,819,000	1,819,000
FRB Ser. 18-8, Class A, (1 Month US LIBOR + 0.70%), 2.982%, 2/24/20	1,723,000	1,723,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 3.106%, 1/25/46	963,389	954,704

Total asset-backed securities (cost $9,650,514)		$9,645,704

COMMODITY LINKED NOTES (0.7%)(a)(CLN)
	Principal amount	Value
Goldman Sachs International 144A notes zero %, 2019 (Indexed to the S&P GSCI Excess Return Index multiplied by 3)	$7,349,000	$7,354,929

Total commodity Linked Notes (cost $7,349,000)		$7,354,929

SENIOR LOANS (0.2%)(a)(c)
	Principal amount	Value
Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.701%, 12/15/24	$143,426	$138,496
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.732%, 6/21/24	182,225	172,294
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 7.037%, 11/17/22	140,000	130,200
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 6.633%, 5/5/24	42,763	40,839
Eagleclaw Midstream Ventures, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.869%, 6/30/24	99,244	92,111
Forterra Finance, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.522%, 10/25/23	59,231	52,775
FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 7.272%, 4/16/21	43,818	43,161
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.272%, 3/31/24	48,311	45,805
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 11.604%, 5/21/24	110,000	106,150
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 7.477%, 10/16/23	59,536	56,261
KCA Deutag Alpha, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 6.75%), 9.021%, 3/21/23	53,504	43,606
Keane Group Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.313%, 5/25/25	188	173
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.89%, 11/6/24	233,138	223,229
Neiman Marcus Group, Ltd., Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.63%, 10/25/20	65,712	55,608
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.582%, 11/3/23	49,559	43,340
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 6.207%, 9/7/23	72,347	50,915
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 10.563%, 2/28/26	75,000	68,250
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 6.063%, 2/28/25	79,400	71,460
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.522%, 3/28/25	168,675	155,076

Total senior loans (cost $1,702,604)		$1,589,749

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
GBP/USD (Call)	Jun-19/$1.34	$6,247,197	GBP	4,901,300	$104,066
Citibank, N.A.
USD/JPY (Put)	Jan-19/JPY 108.00	12,597,400		$12,597,400	62,080
Goldman Sachs International
USD/CNH (Call)	Apr-19/CNH 7.00	6,678,400		6,678,400	35,349
JPMorgan Chase Bank N.A.
EUR/NOK (Put)	Mar-19/NOK 9.80	3,088,083	EUR	2,695,250	24,714

Total purchased options outstanding (cost $282,158)					$226,209

CONVERTIBLE PREFERRED STOCKS (—%)(a)
	Shares	Value
EPR Properties Ser. C, $1.438 cv. pfd.(R)	$3,415	$91,063
Nine Point Energy 6.75% cv. pfd.	11	12,940

Total convertible preferred stocks (cost $73,389)		$104,003

PREFERRED STOCKS (—%)(a)
	Shares	Value
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	2,035	$51,587

Total preferred stocks (cost $50,875)		$51,587

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$50,000	$40,376

Total convertible bonds and notes (cost $46,533)		$40,376

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Halcon Resources Corp.	9/9/20	$14.04	722	$16

Total warrants (cost $—)				$16

SHORT-TERM INVESTMENTS (11.2%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 2.58%(AFF)	Shares	916,157	$916,157
Putnam Short Term Investment Fund 2.58%(AFF)	Shares	101,503,230	101,503,230
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.27%(P)	Shares	111,000	111,000
U.S. Treasury Bills 2.548%, 6/13/19(SEG)(SEGSF)(SEGCCS)		$822,000	812,969
U.S. Treasury Bills 2.535%, 6/6/19(SEGSF)(SEGCCS)		214,001	211,747
U.S. Treasury Bills 2.528%, 6/20/19(SEG)(SEGSF)(SEGCCS)		92,000	90,945
U.S. Treasury Bills 2.479%, 4/11/19(SEG)		810,000	804,647
U.S. Treasury Bills 2.520%, 6/27/19(SEG)(SEGSF)		126,001	124,497
U.S. Treasury Bills 2.481%, 4/18/19(SEG)(SEGSF)(SEGCCS)		2,295,001	2,278,826
U.S. Treasury Bills 2.419%, 2/19/19(SEGSF)		326,000	324,968
U.S. Treasury Bills 2.407%, 3/14/19(SEG)(SEGSF)(SEGCCS)		3,471,000	3,454,681
U.S. Treasury Bills 2.373%, 3/21/19(SEG)(SEGSF)(SEGCCS)		174,000	173,117
U.S. Treasury Bills 2.380%, 3/7/19(SEG)(SEGSF)(SEGCCS)		128,000	127,458
U.S. Treasury Bills 2.365%, 2/14/19(SEG)(SEGSF)(SEGCCS)		2,434,002	2,427,037
U.S. Treasury Bills 2.346%, 2/7/19(SEGSF)		95,002	94,776
U.S. Treasury Bills 2.271%, 1/10/19(SEG)(SEGSF)(SEGCCS)		599,001	598,700

Total short-term investments (cost $114,053,949)			$114,054,755
TOTAL INVESTMENTS

Total investments (cost $1,043,801,516)			$1,042,418,622

	FORWARD CURRENCY CONTRACTS at 12/31/18 (aggregate face value $93,467,327) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	1/16/19	$71,581	$100,169	$(28,588)
		Brazilian Real	Buy	1/3/19	783,926	791,430	(7,504)
		Brazilian Real	Sell	1/3/19	783,926	776,562	(7,364)
		British Pound	Buy	3/20/19	1,699,996	1,704,975	(4,979)
		Canadian Dollar	Buy	1/16/19	1,584,749	1,645,725	(60,976)
		Euro	Buy	3/20/19	2,080,275	2,063,518	16,757
		Hong Kong Dollar	Buy	2/20/19	265,394	265,454	(60)
		Japanese Yen	Buy	2/20/19	69,052	63,492	5,560
		New Zealand Dollar	Sell	1/16/19	749,831	750,188	357
		South Korean Won	Buy	2/20/19	798,519	800,820	(2,301)
		South Korean Won	Sell	2/20/19	804,193	787,305	(16,888)
	Barclays Bank PLC
		Australian Dollar	Buy	1/16/19	389,965	393,641	(3,676)
		British Pound	Sell	3/20/19	827,354	828,643	1,289
		Canadian Dollar	Buy	1/16/19	763,687	791,377	(27,690)
		Euro	Sell	3/20/19	2,560,675	2,544,791	(15,884)
		Norwegian Krone	Buy	3/20/19	149,688	153,021	(3,333)
		Singapore Dollar	Buy	2/20/19	1,616	852	764
		Swedish Krona	Buy	3/20/19	371,385	365,916	5,469
	Citibank, N.A.
		Australian Dollar	Buy	1/16/19	814,875	831,600	(16,725)
		Canadian Dollar	Buy	1/16/19	1,511,179	1,555,445	(44,266)
		Danish Krone	Sell	3/20/19	340,964	339,600	(1,364)
		Euro	Sell	3/20/19	154,406	153,404	(1,002)
		Japanese Yen	Sell	2/20/19	3,262,195	3,182,498	(79,697)
		Norwegian Krone	Sell	3/20/19	380,945	376,427	(4,518)
		South Korean Won	Buy	2/20/19	801,834	793,925	7,909
		South Korean Won	Sell	2/20/19	799,205	798,118	(1,087)
	Credit Suisse International
		Australian Dollar	Buy	1/16/19	3,053,352	3,115,001	(61,649)
		Canadian Dollar	Buy	1/16/19	767,717	842,358	(74,641)
		Euro	Sell	3/20/19	1,193,737	1,186,893	(6,844)
		Japanese Yen	Sell	2/20/19	426,161	413,573	(12,588)
		New Zealand Dollar	Sell	1/16/19	877,053	850,575	(26,478)
	Goldman Sachs International
		Australian Dollar	Sell	1/16/19	2,494,437	2,567,135	72,698
		Brazilian Real	Buy	1/3/19	783,926	792,524	(8,598)
		Brazilian Real	Sell	1/3/19	783,926	783,774	(152)
		Brazilian Real	Buy	4/2/19	778,780	778,612	168
		Brazilian Real	Sell	4/2/19	778,780	771,887	(6,893)
		British Pound	Sell	3/20/19	836,309	837,822	1,513
		Canadian Dollar	Sell	1/16/19	524,513	551,798	27,285
		Euro	Sell	3/20/19	1,658,339	1,651,050	(7,289)
		Japanese Yen	Sell	2/20/19	61,126	59,731	(1,395)
		New Taiwan Dollar	Buy	2/20/19	793,425	795,868	(2,443)
		New Taiwan Dollar	Sell	2/20/19	796,753	792,276	(4,477)
		New Zealand Dollar	Buy	1/16/19	4,294,091	4,430,006	(135,915)
		Norwegian Krone	Buy	3/20/19	4,374,879	4,471,044	(96,165)
		South African Rand	Buy	1/16/19	11,410	56,887	(45,477)
		Swedish Krona	Sell	3/20/19	1,207,235	1,190,717	(16,518)
	HSBC Bank USA, National Association
		Australian Dollar	Sell	1/16/19	229,963	169,490	(60,473)
		British Pound	Buy	3/20/19	1,477,646	1,472,226	5,420
		Canadian Dollar	Sell	1/16/19	474,172	459,068	(15,104)
		Chinese Yuan (Offshore)	Buy	2/20/19	952,793	950,190	2,603
		Euro	Sell	3/20/19	531,485	524,533	(6,952)
		Japanese Yen	Sell	2/20/19	821,119	802,261	(18,858)
		Mexican Peso	Sell	1/16/19	15,477	9,591	(5,886)
		New Zealand Dollar	Buy	1/16/19	2,005,794	1,975,289	30,505
		Norwegian Krone	Buy	3/20/19	755,787	791,953	(36,166)
		Swedish Krona	Sell	3/20/19	396,769	388,138	(8,631)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	1/16/19	715,746	725,859	(10,113)
		British Pound	Buy	3/20/19	759,037	757,691	1,346
		Canadian Dollar	Sell	1/16/19	3,756,670	3,953,795	197,125
		Euro	Sell	3/20/19	1,138,040	1,129,571	(8,469)
		Japanese Yen	Buy	2/20/19	3,310,537	3,282,613	27,924
		New Zealand Dollar	Buy	1/16/19	32,560	20,775	11,785
		Norwegian Krone	Buy	3/20/19	1,283,067	1,330,878	(47,811)
		Singapore Dollar	Buy	2/20/19	177,891	183,140	(5,249)
		Swedish Krona	Sell	3/20/19	1,259,343	1,253,939	(5,404)
		Swiss Franc	Buy	3/20/19	844,660	836,832	7,828
	NatWest Markets PLC
		Australian Dollar	Buy	1/16/19	1,259,372	1,294,869	(35,497)
		Canadian Dollar	Sell	1/16/19	9,452	19,852	10,400
		Euro	Buy	3/20/19	1,535,874	1,530,377	5,497
		Japanese Yen	Buy	2/20/19	354,205	363,388	(9,183)
		New Zealand Dollar	Sell	1/16/19	1,598,082	1,599,031	949
		Norwegian Krone	Buy	3/20/19	775,736	805,586	(29,850)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	1/16/19	690,030	716,556	(26,526)
		British Pound	Sell	3/20/19	27,506	27,553	47
		Canadian Dollar	Sell	1/16/19	2,646,304	2,723,058	76,754
		Euro	Sell	3/20/19	984,786	975,683	(9,103)
		Japanese Yen	Buy	2/20/19	293,104	298,649	(5,545)
		New Zealand Dollar	Sell	1/16/19	1,650,649	1,632,289	(18,360)
		Norwegian Krone	Buy	3/20/19	606,331	645,417	(39,086)
		Swedish Krona	Sell	3/20/19	1,610,895	1,595,363	(15,532)
	UBS AG
		Australian Dollar	Sell	1/16/19	1,107,402	1,140,448	33,046
		British Pound	Sell	3/20/19	816,096	817,603	1,507
		Canadian Dollar	Buy	1/16/19	377,520	384,188	(6,668)
		Euro	Sell	3/20/19	1,349,411	1,339,849	(9,562)
		New Zealand Dollar	Sell	1/16/19	1,137,670	1,140,998	3,328
		Norwegian Krone	Buy	3/20/19	1,255,436	1,282,888	(27,452)
	WestPac Banking Corp.
		Australian Dollar	Buy	1/16/19	325,570	329,501	(3,931)
		Canadian Dollar	Sell	1/16/19	1,509,494	1,532,613	23,119
		New Zealand Dollar	Buy	1/16/19	447,656	455,309	(7,653)

	Unrealized appreciation						578,952

	Unrealized (depreciation)						(1,308,488)

	Total						$(729,536)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 12/31/18 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Short)	335	$28,807,957	$28,743,000	Mar-19	$612,363
Russell 2000 Index E-Mini (Long)	293	19,756,383	19,762,850	Mar-19	(1,268,295)
S&P 500 Index E-Mini (Long)	253	31,711,653	31,690,780	Mar-19	(1,820,818)
S&P 500 Index E-Mini (Short)	958	120,078,115	119,999,080	Mar-19	6,896,029
S&P Mid Cap 400 Index E-Mini (Short)	64	10,643,456	10,638,080	Mar-19	636,992
Tokyo Price Index (Long)	77	10,496,321	10,492,176	Mar-19	(563,388)
U.S. Treasury Bond 30 yr (Long)	119	17,374,000	17,374,000	Mar-19	785,512
U.S. Treasury Bond Ultra 30 yr (Long)	248	39,842,750	39,842,750	Mar-19	2,198,348
U.S. Treasury Bond Ultra 30 yr (Short)	3	481,969	481,969	Mar-19	(26,444)
U.S. Treasury Note 2 yr (Long)	405	85,986,563	85,986,563	Mar-19	523,909
U.S. Treasury Note 2 yr (Short)	43	9,129,438	9,129,438	Mar-19	(56,414)
U.S. Treasury Note 5 yr (Long)	825	94,617,188	94,617,188	Mar-19	1,427,334
U.S. Treasury Note 5 yr (Short)	32	3,670,000	3,670,000	Mar-19	(56,572)
U.S. Treasury Note 10 yr (Long)	321	39,167,016	39,167,016	Mar-19	855,202
U.S. Treasury Note 10 yr (Short)	349	42,583,453	42,583,453	Mar-19	(938,636)
U.S. Treasury Note Ultra 10 yr (Short)	26	3,382,031	3,382,031	Mar-19	(99,193)

Unrealized appreciation					13,935,689

Unrealized (depreciation)					(4,829,760)

Total					$9,105,929

WRITTEN OPTIONS OUTSTANDING at 12/31/18 (premiums $113,328) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
GBP/USD (Call)	Jun-19/$1.44	$9,370,795	GBP	7,351,950	$34,222
Citibank, N.A.
USD/JPY (Put)	Jan-19/JPY 105.00	12,597,400		$12,597,400	16,112
Goldman Sachs International
USD/CNH (Call)	Apr-19/CNH 7.20	6,678,400		6,678,400	12,542
JPMorgan Chase Bank N.A.
EUR/NOK (Put)	Mar-19/NOK 9.60	4,632,095	EUR	4,042,850	13,396

Total					$76,272

TBA SALE COMMITMENTS OUTSTANDING at 12/31/18 (proceeds receivable $6,829,531) (Unaudited)
Agency	Principal amount	Settlement date	Value
Federal National Mortgage Association, 3.50%, 1/1/49	$1,000,000	1/14/19	$999,531
Federal National Mortgage Association, 3.00%, 1/1/49	3,000,000	1/14/19	2,926,406
Government National Mortgage Association, 3.50%, 1/1/49	3,000,000	1/23/19	3,020,391

Total			$6,946,328

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/18 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$265,000	$6,775		$(4,372)	12/20/28	3 month USD-LIBOR-BBA — Quarterly	2.9585% — Semiannually	$2,387
		7,078,400	167,432	(E)	(148,933)	3/18/49	3 month USD-LIBOR-BBA — Quarterly	2.95% — Semiannually	18,499
		1,833,300	43,365	(E)	38,561	3/18/49	2.95% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,804)
		12,889,000	151,085	(E)	(85,076)	3/18/29	3 month USD-LIBOR-BBA — Quarterly	2.85% — Semiannually	66,009
		23,400,300	274,298	(E)	156,865	3/18/29	2.85% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(117,434)
		8,879,300	94,280	(E)	(59,792)	3/18/24	3 month USD-LIBOR-BBA — Quarterly	2.80% — Semiannually	34,489
		25,111,700	266,636	(E)	168,023	3/18/24	2.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(98,614)
		72,055,700	175,167	(E)	(131,786)	3/18/21	3 month USD-LIBOR-BBA — Quarterly	2.75% — Semiannually	43,382
		58,221,400	141,536	(E)	106,970	3/18/21	2.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(34,566)
		265,000	6,775		(9)	12/20/48	2.9585% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(6,777)
		760,000	4,919		(10)	12/31/28	3 month USD-LIBOR-BBA — Quarterly	2.7845% — Semiannually	4,909

	Total				$40,441				$(92,520)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/18 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$96,640	$96,959	$—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	$410
	583,933	586,944	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	3,678
	20,377	20,389	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	35
	15,954	16,080	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(150)
	182,529	184,145	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,925)
	9,143	8,751	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(321)
	61,853	59,015	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,313)
	18,229	17,392	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(682)
	6,055	5,725	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(281)
	16,456	15,500	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	799
	427	418	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(4)
	Citibank, N.A.
	42,077,227	39,917,628	—	11/26/19	(3 month USD-LIBOR-BBA plus 0.34%) — Quarterly	A basket (CGPUTQL2) of common stocks — Quarterly*	(2,167,394)
	35,860,802	33,941,227	—	11/26/19	3 month USD-LIBOR-BBA plus 0.25% — Quarterly	Russell 1000 Total Return Index — Quarterly	1,975,522
	188,083	189,052	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,185
	Credit Suisse International
	24,469	22,921	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,365)
	Goldman Sachs International
	8,890	8,969	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(94)
	10,701	10,796	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(113)
	197,045	198,789	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,078)
	62,697	59,106	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,037)
	15,055	14,235	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(698)
	15,055	14,235	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(698)
	7,806	7,624	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(96)
	1,336	1,308	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(13)
	JPMorgan Securities LLC
	36,164	34,196	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,676
	80,082	76,407	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,994

	Upfront premium received		—	Unrealized appreciation			1,986,299

	Upfront premium (paid)		—	Unrealized (depreciation)			(2,181,262)

		Total	$—			Total	$(194,963)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (CGPUTQL2) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
JPMorgan Chase & Co.	Financials	11,084	$1,082,064	2.71%
Alphabet, Inc. Class A	Communication Services	953	995,331	2.49%
Starbucks Corp.	Consumer Discretionary	11,777	758,455	1.90%
Texas Instruments, Inc.	Information Technology	7,608	718,970	1.80%
Apple, Inc.	Information Technology	4,549	717,528	1.80%
Microsoft Corp.	Information Technology	7,044	715,467	1.79%
Coca-Cola Co. (The)	Consumer Staples	14,774	699,533	1.75%
TJX Cos., Inc. (The)	Consumer Discretionary	15,615	698,617	1.75%
Intuit, Inc.	Information Technology	3,516	692,217	1.73%
Automatic Data Processing, Inc.	Information Technology	5,196	681,341	1.71%
Exelon Corp.	Utilities	14,938	673,703	1.69%
Mondelez International, Inc. Class A	Consumer Staples	16,726	669,528	1.68%
Walt Disney Co. (The)	Communication Services	6,010	658,984	1.65%
Humana, Inc.	Health Care	2,283	654,062	1.64%
American Electric Power Co., Inc.	Utilities	8,711	651,048	1.63%
Lowe's Cos., Inc.	Consumer Discretionary	6,993	645,867	1.62%
Cognizant Technology Solutions Corp. Class A	Information Technology	9,441	599,323	1.50%
Raytheon Co.	Industrials	3,876	594,377	1.49%
Exxon Mobil Corp.	Energy	8,551	583,074	1.46%
Occidental Petroleum Corp.	Energy	9,499	583,040	1.46%
Northrop Grumman Corp.	Industrials	2,319	568,022	1.42%
Honeywell International, Inc.	Industrials	4,198	554,592	1.39%
Johnson & Johnson	Health Care	4,223	544,968	1.37%
Omnicom Group, Inc.	Communication Services	7,353	538,533	1.35%
Centene Corp.	Health Care	4,664	537,770	1.35%
American Express Co.	Financials	5,553	529,341	1.33%
Norfolk Southern Corp.	Industrials	3,372	504,297	1.26%
Pfizer, Inc.	Health Care	11,425	498,712	1.25%
Citrix Systems, Inc.	Information Technology	4,738	485,415	1.22%
Verizon Communications, Inc.	Communication Services	8,593	483,118	1.21%
Comerica, Inc.	Financials	7,019	482,137	1.21%
Amazon.com, Inc.	Consumer Discretionary	315	472,683	1.18%
Cisco Systems, Inc.	Information Technology	10,659	461,860	1.16%
F5 Networks, Inc.	Information Technology	2,805	454,421	1.14%
Fidelity National Information Services, Inc.	Information Technology	4,424	453,674	1.14%
Merck & Co., Inc.	Health Care	5,529	422,491	1.06%
Allstate Corp. (The)	Financials	5,101	421,503	1.06%
VICI Properties, Inc.	Real Estate	21,884	410,979	1.03%
Baxter International, Inc.	Health Care	6,133	403,656	1.01%
AutoZone, Inc.	Consumer Discretionary	474	396,971	0.99%
Sysco Corp.	Consumer Staples	6,319	395,963	0.99%
Marathon Petroleum Corp.	Energy	6,605	389,749	0.98%
Ross Stores, Inc.	Consumer Discretionary	4,612	383,706	0.96%
AGNC Investment Corp.	Financials	21,214	372,099	0.93%
Waste Management, Inc.	Industrials	4,083	363,348	0.91%
UnitedHealth Group, Inc.	Health Care	1,380	343,833	0.86%
NXP Semiconductors NV	Information Technology	4,669	342,118	0.86%
Juniper Networks, Inc.	Information Technology	12,642	340,185	0.85%
Equity Residential Trust	Real Estate	5,111	337,348	0.85%
Amgen, Inc.	Health Care	1,684	327,813	0.82%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/18 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$957	$14,000	$2,258	5/11/63	300 bp — Monthly	$(1,293)
	CMBX NA BBB-.6 Index	BBB-/P	1,868	31,000	5,000	5/11/63	300 bp — Monthly	(3,114)
	CMBX NA BBB-.6 Index	BBB-/P	3,828	62,000	10,001	5/11/63	300 bp — Monthly	(6,137)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	—	3,000	131	5/11/63	200 bp — Monthly	(131)
	CMBX NA A.6 Index	A/P	4	3,000	131	5/11/63	200 bp — Monthly	(126)
	CMBX NA A.6 Index	A/P	312	32,000	1,395	5/11/63	200 bp — Monthly	(1,071)
	CMBX NA A.6 Index	A/P	725	56,000	2,442	5/11/63	200 bp — Monthly	(1,694)
	CMBX NA BB.6 Index	BB/P	54,887	223,000	62,685	5/11/63	500 bp — Monthly	(7,581)
	CMBX NA BB.7 Index	BB/P	12,725	99,000	18,018	1/17/47	500 bp — Monthly	(5,197)
	Credit Suisse International
	CMBX NA A.6 Index	A/P	4,736	95,000	4,142	5/11/63	200 bp — Monthly	631
	CMBX NA A.6 Index	A/P	2,847	126,000	5,494	5/11/63	200 bp — Monthly	(2,597)
	CMBX NA A.6 Index	A/P	3,457	178,000	7,761	5/11/63	200 bp — Monthly	(4,234)
	CMBX NA A.6 Index	A/P	92,213	1,817,000	79,221	5/11/63	200 bp — Monthly	13,698
	CMBX NA BBB-.6 Index	BBB-/P	253	2,000	323	5/11/63	300 bp — Monthly	(68)
	CMBX NA BBB-.6 Index	BBB-/P	11,094	102,000	16,453	5/11/63	300 bp — Monthly	(5,299)
	CMBX NA BBB-.7 Index	BBB-/P	43,628	552,000	46,975	1/17/47	300 bp — Monthly	(3,021)
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	192	3,000	131	5/11/63	200 bp — Monthly	63
	CMBX NA A.6 Index	A/P	1,584	52,000	2,267	5/11/63	200 bp — Monthly	(663)
	CMBX NA A.6 Index	A/P	444	59,000	2,572	5/11/63	200 bp — Monthly	(2,105)
	CMBX NA A.6 Index	A/P	7,315	142,000	6,191	5/11/63	200 bp — Monthly	1,179
	CMBX NA A.6 Index	A/P	9,523	145,000	6,322	5/11/63	200 bp — Monthly	3,257
	CMBX NA A.6 Index	A/P	10,374	210,000	9,156	5/11/63	200 bp — Monthly	1,300
	CMBX NA A.6 Index	A/P	8,351	270,000	11,772	5/11/63	200 bp — Monthly	(3,316)
	CMBX NA A.6 Index	A/P	7,708	333,000	14,519	5/11/63	200 bp — Monthly	(6,682)
	CMBX NA A.6 Index	A/P	12,141	387,000	16,873	5/11/63	200 bp — Monthly	(4,582)
	CMBX NA A.6 Index	A/P	20,305	399,000	17,396	5/11/63	200 bp — Monthly	3,063
	CMBX NA A.6 Index	A/P	28,986	481,000	20,972	5/11/63	200 bp — Monthly	8,202
	CMBX NA A.7 Index	A-/P	4,437	88,000	1,857	1/17/47	200 bp — Monthly	2,614
	CMBX NA BBB-.6 Index	BBB-/P	317	4,000	645	5/11/63	300 bp — Monthly	(326)
	CMBX NA BBB-.6 Index	BBB-/P	545	8,000	1,290	5/11/63	300 bp — Monthly	(741)
	CMBX NA BBB-.6 Index	BBB-/P	4,655	43,000	6,936	5/11/63	300 bp — Monthly	(2,255)
	CMBX NA BBB-.6 Index	BBB-/P	2,226	46,000	7,420	5/11/63	300 bp — Monthly	(5,167)
	CMBX NA BBB-.6 Index	BBB-/P	2,608	50,000	8,065	5/11/63	300 bp — Monthly	(5,428)
	CMBX NA BBB-.6 Index	BBB-/P	5,992	71,000	11,452	5/11/63	300 bp — Monthly	(5,419)
	CMBX NA BBB-.6 Index	BBB-/P	9,260	84,000	13,549	5/11/63	300 bp — Monthly	(4,240)
	CMBX NA BBB-.6 Index	BBB-/P	8,861	105,000	16,937	5/11/63	300 bp — Monthly	(8,015)
	CMBX NA BBB-.6 Index	BBB-/P	9,758	113,000	18,227	5/11/63	300 bp — Monthly	(8,403)
	CMBX NA BBB-.6 Index	BBB-/P	23,742	195,000	31,454	5/11/63	300 bp — Monthly	(7,598)
	CMBX NA BBB-.6 Index	BBB-/P	55,992	597,000	96,296	5/11/63	300 bp — Monthly	(39,955)
	CMBX NA BBB-.6 Index	BBB-/P	57,205	761,000	122,749	5/11/63	300 bp — Monthly	(65,098)
	CMBX NA BBB-.7 Index	BBB-/P	5,300	62,000	5,276	1/17/47	300 bp — Monthly	59
	CMBX NA BBB-.7 Index	BBB-/P	5,793	68,000	5,787	1/17/47	300 bp — Monthly	45
	CMBX NA BBB-.7 Index	BBB-/P	22,289	283,000	24,083	1/17/47	300 bp — Monthly	(1,629)
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	12,922	61,000	17,147	5/11/63	500 bp — Monthly	(4,166)
	CMBX NA A.6 Index	A/P	241	4,000	174	5/11/63	200 bp — Monthly	68
	CMBX NA A.6 Index	A/P	1,052	17,000	741	5/11/63	200 bp — Monthly	318
	CMBX NA A.6 Index	A/P	1,020	31,000	1,352	5/11/63	200 bp — Monthly	(319)
	CMBX NA A.6 Index	A/P	794	34,000	1,482	5/11/63	200 bp — Monthly	(675)
	CMBX NA A.6 Index	A/P	794	34,000	1,482	5/11/63	200 bp — Monthly	(675)
	CMBX NA A.6 Index	A/P	3,176	62,000	2,703	5/11/63	200 bp — Monthly	496
	CMBX NA A.6 Index	A/P	530	64,000	2,790	5/11/63	200 bp — Monthly	(2,236)
	CMBX NA A.6 Index	A/P	3,764	85,000	3,706	5/11/63	200 bp — Monthly	91
	CMBX NA A.6 Index	A/P	7,140	141,000	6,148	5/11/63	200 bp — Monthly	1,047
	CMBX NA A.6 Index	A/P	3,515	204,000	8,894	5/11/63	200 bp — Monthly	(5,300)
	CMBX NA A.6 Index	A/P	9,475	208,000	9,069	5/11/63	200 bp — Monthly	487
	CMBX NA A.6 Index	A/P	16,418	279,000	12,164	5/11/63	200 bp — Monthly	4,362
	CMBX NA A.6 Index	A/P	9,625	342,000	14,911	5/11/63	200 bp — Monthly	(5,153)
	CMBX NA A.6 Index	A/P	12,675	387,000	16,873	5/11/63	200 bp — Monthly	(4,048)
	CMBX NA A.6 Index	A/P	12,158	402,000	17,527	5/11/63	200 bp — Monthly	(5,213)
	CMBX NA A.6 Index	A/P	11,875	414,000	18,050	5/11/63	200 bp — Monthly	(6,014)
	CMBX NA A.6 Index	A/P	14,522	440,000	19,184	5/11/63	200 bp — Monthly	(4,491)
	CMBX NA A.6 Index	A/P	24,160	531,000	23,152	5/11/63	200 bp — Monthly	1,214
	CMBX NA A.6 Index	A/P	35,837	741,000	32,308	5/11/63	200 bp — Monthly	3,817
	CMBX NA A.7 Index	A-/P	11,139	254,000	5,359	1/17/47	200 bp — Monthly	5,878
	CMBX NA BBB-.6 Index	BBB-/P	3,574	23,000	3,710	5/11/63	300 bp — Monthly	(123)
	CMBX NA BBB-.6 Index	BBB-/P	4,748	42,000	6,775	5/11/63	300 bp — Monthly	(2,003)
	CMBX NA BBB-.6 Index	BBB-/P	4,823	43,000	6,936	5/11/63	300 bp — Monthly	(2,088)
	CMBX NA BBB-.6 Index	BBB-/P	6,203	44,000	7,097	5/11/63	300 bp — Monthly	(869)
	CMBX NA BBB-.6 Index	BBB-/P	6,250	50,000	8,065	5/11/63	300 bp — Monthly	(1,786)
	CMBX NA BBB-.6 Index	BBB-/P	6,809	60,000	9,678	5/11/63	300 bp — Monthly	(2,834)
	CMBX NA BBB-.6 Index	BBB-/P	6,843	62,000	10,001	5/11/63	300 bp — Monthly	(3,121)
	CMBX NA BBB-.6 Index	BBB-/P	7,044	64,000	10,323	5/11/63	300 bp — Monthly	(3,242)
	CMBX NA BBB-.6 Index	BBB-/P	8,154	86,000	13,872	5/11/63	300 bp — Monthly	(5,668)
	CMBX NA BBB-.6 Index	BBB-/P	30,788	175,000	28,228	5/11/63	300 bp — Monthly	2,662
	CMBX NA BBB-.6 Index	BBB-/P	45,508	380,000	61,294	5/11/63	300 bp — Monthly	(15,565)
	Merrill Lynch International
	CMBX NA A.6 Index	A/P	847	65,000	2,834	5/11/63	200 bp — Monthly	(1,962)
	CMBX NA BBB-.6 Index	BBB-/P	4,818	43,000	6,936	5/11/63	300 bp — Monthly	(2,093)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	12,034	87,000	14,033	5/11/63	300 bp — Monthly	(1,948)
	CMBX NA A.6 Index	A/P	122	13,000	567	5/11/63	200 bp — Monthly	(440)
	CMBX NA A.6 Index	A/P	982	19,000	828	5/11/63	200 bp — Monthly	161
	CMBX NA A.6 Index	A/P	447	40,000	1,744	5/11/63	200 bp — Monthly	(1,281)
	CMBX NA A.6 Index	A/P	608	44,000	1,918	5/11/63	200 bp — Monthly	(1,293)
	CMBX NA A.6 Index	A/P	2,989	221,000	9,636	5/11/63	200 bp — Monthly	(6,560)
	CMBX NA BB.6 Index	BB/P	17,681	72,000	20,239	5/11/63	500 bp — Monthly	(2,488)
	CMBX NA BB.6 Index	BB/P	35,237	143,000	40,197	5/11/63	500 bp — Monthly	(4,822)
	CMBX NA BBB-.6 Index	BBB-/P	10,300	85,000	13,711	5/11/63	300 bp — Monthly	(3,361)

Upfront premium received			969,078		Unrealized appreciation			54,712

Upfront premium (paid)			—		Unrealized (depreciation)			(315,022)

	Total		$969,078				Total	$(260,310)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2018. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/18 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,357)	$183,000	$3,861	1/17/47	(200 bp) — Monthly	$2,433
	CMBX NA BB.7 Index	(14,531)	72,000	13,104	1/17/47	(500 bp) — Monthly	(1,497)
	CMBX NA BB.7 Index	(5,340)	34,000	6,188	1/17/47	(500 bp) — Monthly	815
	CMBX NA BB.7 Index	(5,552)	34,000	6,188	1/17/47	(500 bp) — Monthly	603
	CMBX NA BB.9 Index	(15,558)	101,000	19,311	9/17/58	(500 bp) — Monthly	3,655
	CMBX NA BB.9 Index	(15,629)	101,000	19,311	9/17/58	(500 bp) — Monthly	3,584
	CMBX NA BB.9 Index	(15,243)	99,000	18,929	9/17/58	(500 bp) — Monthly	3,590
	CMBX NA BB.9 Index	(7,828)	50,000	9,560	9/17/58	(500 bp) — Monthly	1,684
	Credit Suisse International
	CMBX NA BB.7 Index	(91,784)	558,000	101,556	1/17/47	(500 bp) — Monthly	9,230
	CMBX NA BB.7 Index	(38,184)	207,000	37,674	1/17/47	(500 bp) — Monthly	(712)
	CMBX NA BB.7 Index	(2,136)	121,000	34,013	5/11/63	(500 bp) — Monthly	31,760
	CMBX NA BB.9 Index	(24,742)	155,000	29,636	9/17/58	(500 bp) — Monthly	4,743
	CMBX NA BB.9 Index	(6,468)	42,000	8,030	9/17/58	(500 bp) — Monthly	1,522
	CMBX NA BB.9 Index	(3,910)	25,000	4,780	9/17/58	(500 bp) — Monthly	845
	CMBX NA BB.9 Index	(2,434)	17,000	3,250	9/17/58	(500 bp) — Monthly	800
	Goldman Sachs International
	CMBX NA BB.6 Index	(8,695)	85,000	23,894	5/11/63	(500 bp) — Monthly	15,115
	CMBX NA BB.7 Index	(3,481)	23,000	4,186	1/17/47	(500 bp) — Monthly	683
	CMBX NA BB.6 Index	(18,117)	124,000	34,856	5/11/63	(500 bp) — Monthly	16,619
	CMBX NA BB.7 Index	(64,416)	381,000	69,342	1/17/47	(500 bp) — Monthly	4,556
	CMBX NA BB.7 Index	(50,559)	249,000	45,318	1/17/47	(500 bp) — Monthly	(5,483)
	CMBX NA BB.7 Index	(11,305)	69,000	12,558	1/17/47	(500 bp) — Monthly	1,186
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(9,752)	61,000	11,102	1/17/47	(500 bp) — Monthly	1,291
	CMBX NA BB.6 Index	(8,773)	61,000	17,147	5/11/63	(500 bp) — Monthly	8,314
	CMBX NA BB.6 Index	(5,185)	39,000	10,963	5/11/63	(500 bp) — Monthly	5,740
	CMBX NA BB.7 Index	(24,823)	145,000	26,390	1/17/47	(500 bp) — Monthly	1,426
	CMBX NA BB.7 Index	(20,788)	128,000	23,296	1/17/47	(500 bp) — Monthly	2,383
	CMBX NA BB.7 Index	(11,869)	61,000	11,102	1/17/47	(500 bp) — Monthly	(826)
	CMBX NA BB.7 Index	(6,299)	35,000	6,370	1/17/47	(500 bp) — Monthly	37
	CMBX NA BB.7 Index	(5,340)	34,000	6,188	1/17/47	(500 bp) — Monthly	815
	CMBX NA BB.7 Index	(2,348)	15,000	2,730	1/17/47	(500 bp) — Monthly	367
	CMBX NA BB.7 Index	(407)	3,000	546	1/17/47	(500 bp) — Monthly	136
	CMBX NA BB.9 Index	(2,265)	16,000	3,059	9/17/58	(500 bp) — Monthly	779
	CMBX NA BBB-.7 Index	(11,671)	174,000	14,807	1/17/47	(300 bp) — Monthly	3,035
	CMBX NA BBB-.7 Index	(3,385)	46,000	3,915	1/17/47	(300 bp) — Monthly	503
	CMBX NA BBB-.7 Index	(3,385)	46,000	3,915	1/17/47	(300 bp) — Monthly	503
	CMBX NA BBB-.7 Index	(4,910)	44,000	3,744	1/17/47	(300 bp) — Monthly	(1,191)
	CMBX NA BBB-.7 Index	(2,259)	25,000	2,128	1/17/47	(300 bp) — Monthly	(146)
	CMBX NA BBB-.7 Index	(2,409)	23,000	1,957	1/17/47	(300 bp) — Monthly	(466)
	Merrill Lynch International
	CMBX NA BB.7 Index	(18,562)	107,000	19,474	1/17/47	(500 bp) — Monthly	808
	CMBX NA BB.9 Index	(15,641)	100,000	19,120	9/17/58	(500 bp) — Monthly	3,382
	CMBX NA BB.9 Index	(1,768)	12,000	2,294	9/17/58	(500 bp) — Monthly	515
	CMBX NA BB.9 Index	(1,569)	10,000	1,912	9/17/58	(500 bp) — Monthly	333
	CMBX NA BB.9 Index	(1,224)	8,000	1,530	9/17/58	(500 bp) — Monthly	298
	CMBX NA BBB-.7 Index	(2,376)	29,000	2,468	1/17/47	(300 bp) — Monthly	75
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(7,030)	69,000	5,872	1/17/47	(300 bp) — Monthly	(1,199)
	CMBX NA BB.7 Index	(28,758)	143,000	26,026	1/17/47	(500 bp) — Monthly	(2,871)
	CMBX NA BB.7 Index	(23,139)	120,000	21,840	1/17/47	(500 bp) — Monthly	(1,416)
	CMBX NA BB.7 Index	(14,531)	72,000	13,104	1/17/47	(500 bp) — Monthly	(1,497)
	CMBX NA BB.9 Index	(1,585)	11,000	2,103	9/17/58	(500 bp) — Monthly	508

	Upfront premium received	—				Unrealized appreciation	134,671

	Upfront premium (paid)	(649,320)				Unrealized (depreciation)	(17,304)

	Total	$(649,320)				Total	$117,367
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/18 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 31 Index	B+/P	$(1,182,535)	$16,457,000	$328,037	12/20/23	500 bp — Quarterly	$(827,068)
	NA IG Series 31 Index	BBB+/P	(1,030,336)	58,930,000	327,120	12/20/23	100 bp — Quarterly	(683,573)

	Total		$(2,212,871)					$(1,510,641)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2018. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/18 (Unaudited)
	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 31 Index	$140,305	$1,954,000	$38,949	12/20/23	(500 bp) — Quarterly	$98,099

	Total	$140,305					$98,099
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2018 through December 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,015,396,995.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/18
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$659,050	$5,409,724	$5,152,617	$3,667	$916,157
	Putnam Short Term Investment Fund**	98,088,027	81,583,530	78,168,327	568,906	101,503,230

	Total Short-term investments	$98,747,077	$86,993,254	$83,320,944	$572,573	$102,419,387
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $916,157, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $903,833.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $7,934,316.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,434,113.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,148,930.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $46,554,882 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,477,361 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,434,113 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$12,796,112	$2,903,175	$—
Capital goods	27,189,473	850,618	—
Communication services	11,897,498	1,934,330	—
Conglomerates	804,384	1,963,006	—
Consumer cyclicals	44,394,700	4,353,641	—
Consumer staples	39,878,534	563,701	—
Energy	20,827,452	52,414	9,219
Financials	65,163,807	8,352,876	—
Health care	54,812,621	2,130,905	—
Technology	85,162,477	2,237,032	—
Transportation	6,838,390	1,991,898	—
Utilities and power	13,995,096	432,845	—

Total common stocks	383,760,544	27,766,441	9,219
Asset-backed securities	—	7,922,704	1,723,000
Commodity linked notes	—	7,354,929	—
Convertible bonds and notes	—	40,376	—
Convertible preferred stocks	—	104,003	—
Corporate bonds and notes	—	249,300,007	169
Foreign government and agency bonds and notes	—	10,168,587	—
Mortgage-backed securities	—	40,260,178	—
Preferred stocks	51,587	—	—
Purchased options outstanding	—	226,209	—
Senior loans	—	1,589,749	—
U.S. government and agency mortgage obligations	—	198,086,149	—
Warrants	16	—	—
Short-term investments	101,614,230	12,440,525	—

Totals by level	$485,426,377	$555,259,857	$1,732,388
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(729,536)	$—
Futures contracts	9,105,929	—	—
Written options outstanding	—	(76,272)	—
TBA sale commitments	—	(6,946,328)	—
Interest rate swap contracts	—	(132,961)	—
Total return swap contracts	—	(194,963)	—
Credit default contracts	—	197,323	—

Totals by level	$9,105,929	$(7,882,737)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$1,468,917	$1,271,594
Foreign exchange contracts	805,161	1,384,760
Equity contracts	10,120,922	5,819,895
Interest rate contracts	6,400,726	1,923,732

Total	$18,795,726	$10,399,981
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased currency option contracts (contract amount)	$8,700,000
Written currency option contracts (contract amount)	$26,600,000
Futures contracts (number of contracts)	4,000
Forward currency contracts (contract amount)	$189,000,000
Centrally cleared interest rate swap contracts (notional)	$215,900,000
OTC total return swap contracts (notional)	$82,100,000
OTC credit default contracts (notional)	$19,400,000
Centrally cleared credit default contracts (notional)	$85,700,000
Warrants (number of warrants)	700

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: February 28, 2019